Vanguard® Wellesley® Income Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (12.4%)
U.S. Government Securities (11.0%)
	United States Treasury Note/Bond	3.500%	10/31/2027	387,581	387,687
	United States Treasury Note/Bond	3.375%	11/30/2027	50,000	49,904
	United States Treasury Note/Bond	3.875%	11/30/2027	205,260	206,727
	United States Treasury Note/Bond	3.375%	12/31/2027	256,569	256,078
	United States Treasury Note/Bond	3.875%	12/31/2027	23,014	23,186
	United States Treasury Note/Bond	4.250%	1/15/2028	68,359	69,369
	United States Treasury Note/Bond	4.250%	2/15/2028	86,579	87,905
	United States Treasury Note/Bond	4.000%	2/29/2028	16,561	16,733
	United States Treasury Note/Bond	3.875%	3/15/2028	70,000	70,563
	United States Treasury Note/Bond	3.750%	4/15/2028	53,774	54,059
	United States Treasury Note/Bond	3.625%	5/31/2028	12,580	12,613
	United States Treasury Note/Bond	4.000%	6/30/2028	6,686	6,764
	United States Treasury Note/Bond	3.625%	8/15/2028	65,016	65,187
	United States Treasury Note/Bond	4.375%	8/31/2028	90,667	92,590
	United States Treasury Note/Bond	3.375%	9/15/2028	18,634	18,560
	United States Treasury Note/Bond	4.625%	9/30/2028	99,606	102,427
	United States Treasury Note/Bond	3.500%	11/15/2028	27,616	27,587
	United States Treasury Note/Bond	3.750%	12/31/2028	68,735	69,127
	United States Treasury Note/Bond	4.000%	1/31/2029	161,824	163,898
	United States Treasury Note/Bond	1.875%	2/28/2029	2,855	2,712
	United States Treasury Note/Bond	4.250%	2/28/2029	105,035	107,169
	United States Treasury Note/Bond	4.125%	3/31/2029	151,159	153,710
	United States Treasury Note/Bond	4.625%	4/30/2029	111,889	115,534
	United States Treasury Note/Bond	4.500%	5/31/2029	71,014	73,072
	United States Treasury Note/Bond	4.250%	6/30/2029	102,660	104,866
	United States Treasury Note/Bond	4.000%	7/31/2029	82,734	83,820
	United States Treasury Note/Bond	3.625%	8/31/2029	37,724	37,733
	United States Treasury Note/Bond	3.500%	9/30/2029	121,734	121,202
	United States Treasury Note/Bond	4.125%	10/31/2029	70,850	72,085
	United States Treasury Note/Bond	4.375%	12/31/2029	64,409	66,145
	United States Treasury Note/Bond	4.250%	1/31/2030	313	320
	United States Treasury Note/Bond	4.000%	2/28/2030	43,642	44,212
	United States Treasury Note/Bond	4.000%	3/31/2030	36,800	37,283
	United States Treasury Note/Bond	3.875%	4/30/2030	17,913	18,058
	United States Treasury Note/Bond	4.000%	5/31/2030	68,369	69,266
	United States Treasury Note/Bond	3.875%	6/30/2030	61,765	62,248
	United States Treasury Note/Bond	3.875%	7/31/2030	11,176	11,263
	United States Treasury Note/Bond	3.625%	9/30/2030	99,163	98,822
	United States Treasury Note/Bond	3.625%	10/31/2030	55,477	55,269
	United States Treasury Note/Bond	4.875%	10/31/2030	4,037	4,243
	United States Treasury Note/Bond	3.500%	11/30/2030	200,854	198,924
	United States Treasury Note/Bond	4.125%	7/31/2031	84,624	86,052
	United States Treasury Note/Bond	4.375%	1/31/2032	14,207	14,612
	United States Treasury Note/Bond	4.000%	4/30/2032	29,378	29,590
	United States Treasury Note/Bond	4.000%	6/30/2032	26,957	27,136
	United States Treasury Note/Bond	3.875%	8/31/2032	14,007	13,981
	United States Treasury Note/Bond	3.750%	10/31/2032	41,285	40,867
	United States Treasury Note/Bond	4.500%	11/15/2033	85,363	88,220
	United States Treasury Note/Bond	4.375%	5/15/2034	12,291	12,575
	United States Treasury Note/Bond	4.250%	11/15/2034	65,276	66,049
	United States Treasury Note/Bond	4.625%	2/15/2035	1,448	1,505
[1]	United States Treasury Note/Bond	4.250%	8/15/2035	357,079	360,106
	United States Treasury Note/Bond	4.000%	11/15/2035	230,441	227,417
	United States Treasury Note/Bond	2.000%	11/15/2041	152,871	106,860
	United States Treasury Note/Bond	3.375%	8/15/2042	51,456	43,560
	United States Treasury Note/Bond	4.000%	11/15/2042	96,002	88,146
	United States Treasury Note/Bond	4.750%	2/15/2045	41,830	41,699
	United States Treasury Note/Bond	5.000%	5/15/2045	90,663	93,252
	United States Treasury Note/Bond	4.875%	8/15/2045	120,540	121,952
	United States Treasury Note/Bond	4.625%	11/15/2045	53,061	51,948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.375%	5/15/2051	25,018	15,799
	United States Treasury Note/Bond	3.625%	5/15/2053	706	573
	United States Treasury Note/Bond	4.750%	11/15/2053	4,770	4,693
	United States Treasury Note/Bond	4.625%	5/15/2054	17,832	17,216
	United States Treasury Note/Bond	4.250%	8/15/2054	53,325	48,347
	United States Treasury Note/Bond	4.500%	11/15/2054	39,096	36,974
	United States Treasury Note/Bond	4.625%	2/15/2055	22,442	21,678
	United States Treasury Note/Bond	4.750%	5/15/2055	6,898	6,798
	United States Treasury Note/Bond	4.750%	8/15/2055	226,170	222,990
	United States Treasury Note/Bond	4.625%	11/15/2055	140,070	135,310
					5,344,825
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/2060	19,800	17,605
Conventional Mortgage-Backed Securities (1.2%)
[2,3]	Fannie Mae Pool	1.770%	1/1/2036	19,557	15,787
[2,3]	Fannie Mae Pool	3.000%	6/1/2043	4,783	4,384
[2,3]	Fannie Mae Pool	3.820%	12/1/2030	29,232	28,897
[2,3]	Fannie Mae Pool	4.050%	9/1/2030	30,335	30,274
[2,3]	Fannie Mae Pool	4.120%	10/1/2030	22,118	22,133
[2,3]	Fannie Mae Pool	4.190%	8/1/2030	14,545	14,606
[2,3]	Fannie Mae Pool	4.200%	10/1/2030	40,630	40,801
[2,3]	Fannie Mae Pool	4.220%	8/1/2030–9/1/2030	27,678	27,829
[2,3]	Fannie Mae Pool	4.240%	9/1/2030	49,341	49,603
[2,3]	Fannie Mae Pool	4.270%	10/1/2030	28,085	28,288
[2,3]	Fannie Mae Pool	4.295%	10/1/2030	18,885	19,042
[2,3]	Fannie Mae Pool	4.340%	4/1/2030–8/1/2030	101,570	102,699
[2,3]	Fannie Mae Pool	4.360%	7/1/2030	11,925	12,075
[2,3]	Fannie Mae Pool	4.380%	8/1/2030	10,000	10,122
[2,3]	Fannie Mae Pool	4.400%	9/1/2030	19,210	19,460
[2,3]	Fannie Mae Pool	4.420%	8/1/2030	46,937	47,587
[2,3]	Fannie Mae Pool	4.670%	8/1/2030	6,655	6,818
[2]	Ginnie Mae I Pool	6.000%	6/15/2031–7/15/2035	11	11
[2]	Ginnie Mae I Pool	6.500%	4/15/2032–7/15/2038	823	874
[2,3]	UMBS Pool	2.500%	8/1/2027–4/1/2038	16,673	15,520
[2,3]	UMBS Pool	5.000%	12/1/2054–10/1/2055	60,428	60,475
[2,3]	UMBS Pool	6.000%	10/1/2053	795	819
					558,104
Nonconventional Mortgage-Backed Securities (0.2%)
[2,3]	Fannie Mae REMICS	1.250%	2/25/2028	1,497	1,466
[2,3]	Fannie Mae REMICS	1.500%	8/25/2041	949	923
[2,3]	Fannie Mae REMICS	2.000%	6/25/2043	2,202	2,124
[2,3]	Fannie Mae REMICS	2.500%	8/25/2046–10/25/2046	24,668	20,974
[2,3]	Fannie Mae REMICS	3.000%	2/25/2049	523	512
[2,3]	Fannie Mae REMICS	3.500%	4/25/2031–11/25/2057	39,193	38,135
[2,3]	Fannie Mae REMICS	4.000%	7/25/2053	937	936
[2,3]	Freddie Mac REMICS	2.000%	9/15/2031	723	720
[2,3]	Freddie Mac REMICS	3.500%	3/15/2031–10/15/2045	8,182	7,808
[2,3]	Freddie Mac REMICS	4.000%	12/15/2030–2/15/2031	1,529	1,526
					75,124
Total U.S. Government and Agency Obligations (Cost $6,023,251)					5,995,658
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	42,305	43,723
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/2049	395	391
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/2059	866	857
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/2066	17,659	15,019
[2,4,5]	BX Trust Class A Series 2025-ARIA	5.031%	12/13/2042	4,615	4,657
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/2039	8,616	8,444
[2,4,5]	CENT Trust Class A Series 2025-CITY	4.920%	7/10/2040	24,970	25,274
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	1.530%	3/15/2061	9,220	7,443
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2022-1A	5.970%	8/15/2062	3,478	3,421
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/2051	16,542	15,724
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/2051	25,902	23,734
[2,4,5]	Durst Commercial Mortgage Trust Class A Series 2025-151	5.145%	8/10/2042	6,250	6,375
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	19,843	20,087
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	10,020	10,095
[2,3,5]	Fannie Mae Connecticut Avenue Securities Trust Class 2M2 Series 2016-C03, SOFR30A + 6.014%	9.889%	10/25/2028	635	644

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/2038	58,216	57,241
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	17,210	13,754
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	41,561	43,277
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/2034	7,200	6,517
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/2034	7,552	6,669
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/2058	15,444	15,136
[1,2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/2049	54,440	49,017
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/2029	21,091	21,265
[2,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/2036	31,269	32,817
[2,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/2026	24,764	24,244
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	28,717	29,064
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/2039	2,979	2,928
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/2039	5,617	5,489
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/2039	2,046	2,028
[2,4]	PRET Trust Class A1 Series 2025-RPL6	3.850%	9/25/2069	98,459	94,677
[2,4,5]	RFR Trust Class A Series 2025-SGRM	5.379%	3/11/2041	26,319	26,933
[2,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/2047	9,148	8,013
[2,4]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/2044	5,840	5,826
[2,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/2051	20,210	19,689
[2,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/2051	36,077	33,633
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/2029	19,610	19,746
[2,4]	Toyota Lease Owner Trust Class A3 Series 2025-B	3.960%	11/20/2028	13,015	13,047
[2,4,5]	Verus Securitization Trust Class A1 Series 2025-R2	5.086%	7/25/2067	25,115	25,172
[2]	Volkswagen Auto Lease Trust Class A3 Series 2025-B	4.010%	1/22/2029	16,730	16,795
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/2038	15,862	15,963
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/2038	33,268	33,658
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/2039	14,833	14,979
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $836,355)					823,465
Corporate Bonds (43.5%)
Communications (2.5%)
	Alphabet Inc.	4.375%	11/15/2032	9,855	9,884
	Alphabet Inc.	4.700%	11/15/2035	30,255	30,266
	Alphabet Inc.	5.250%	5/15/2055	2,725	2,608
	Alphabet Inc.	5.300%	5/15/2065	2,480	2,330
	Alphabet Inc.	5.700%	11/15/2075	8,755	8,614
	America Movil SAB de CV	3.625%	4/22/2029	25,600	25,042
	America Movil SAB de CV	6.125%	3/30/2040	10,010	10,634
	AT&T Inc.	2.750%	6/1/2031	71,900	66,035
	AT&T Inc.	4.550%	11/1/2032	33,865	33,644
	AT&T Inc.	4.500%	5/15/2035	24,405	23,435
	AT&T Inc.	3.500%	6/1/2041	3,825	3,002
	AT&T Inc.	4.300%	12/15/2042	10,645	8,973
	AT&T Inc.	4.350%	6/15/2045	2,720	2,242
	AT&T Inc.	5.550%	11/1/2045	36,205	34,830
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	3,655	3,813
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	5,400	5,093
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.850%	12/1/2035	7,020	7,010
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/2042	40,061	27,690
	Comcast Corp.	3.750%	4/1/2040	5,020	4,130
	Comcast Corp.	3.969%	11/1/2047	37,006	27,661
	Comcast Corp.	3.999%	11/1/2049	4,096	3,016
	Comcast Corp.	2.800%	1/15/2051	11,120	6,441
	Comcast Corp.	2.887%	11/1/2051	54,925	32,101
	Comcast Corp.	2.450%	8/15/2052	35,080	18,523
	Comcast Corp.	2.937%	11/1/2056	146,146	82,056
	Comcast Corp.	2.987%	11/1/2063	44,254	23,918
[4]	Cox Communications Inc.	4.800%	2/1/2035	58,525	54,516
	Meta Platforms Inc.	4.600%	11/15/2032	17,640	17,781
	Meta Platforms Inc.	4.950%	5/15/2033	29,016	29,888
	Meta Platforms Inc.	5.500%	11/15/2045	48,760	47,331
	Meta Platforms Inc.	5.600%	5/15/2053	29,815	28,530
	Meta Platforms Inc.	5.400%	8/15/2054	22,405	20,816
	Meta Platforms Inc.	5.750%	5/15/2063	15,300	14,679
	Meta Platforms Inc.	5.550%	8/15/2064	2,200	2,040
[4]	NBN Co. Ltd.	1.625%	1/8/2027	25,935	25,341
[4]	NBN Co. Ltd.	2.625%	5/5/2031	38,645	35,489
[4]	NBN Co. Ltd.	2.500%	1/8/2032	68,983	61,759
[4]	NTT Finance Corp.	4.620%	7/16/2028	15,320	15,515
[4]	NTT Finance Corp.	4.876%	7/16/2030	18,300	18,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	NTT Finance Corp.	2.065%	4/3/2031	9,240	8,182
[4]	NTT Finance Corp.	5.171%	7/16/2032	17,525	17,977
[4]	NTT Finance Corp.	5.502%	7/16/2035	13,180	13,629
	Omnicom Group Inc.	5.300%	11/1/2034	6,990	7,132
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/2031	45,300	41,768
	Orange SA	9.000%	3/1/2031	47,066	56,644
	Time Warner Cable LLC	5.875%	11/15/2040	15,044	13,917
	T-Mobile USA Inc.	2.050%	2/15/2028	42,480	40,797
	T-Mobile USA Inc.	3.875%	4/15/2030	19,225	18,894
	T-Mobile USA Inc.	2.550%	2/15/2031	15,310	13,983
	T-Mobile USA Inc.	2.250%	11/15/2031	5,105	4,524
	T-Mobile USA Inc.	3.000%	2/15/2041	4,964	3,694
	Uber Technologies Inc.	4.800%	9/15/2034	28,250	28,186
	Uber Technologies Inc.	4.800%	9/15/2035	26,385	26,182
	Verizon Communications Inc.	4.750%	1/15/2033	9,000	8,991
	Verizon Communications Inc.	5.750%	11/30/2045	22,560	22,395
	Walt Disney Co.	3.500%	5/13/2040	17,538	14,684
					1,216,869
Consumer Discretionary (1.3%)
	Amazon.com Inc.	3.600%	4/13/2032	75,375	73,082
	Amazon.com Inc.	2.875%	5/12/2041	2,100	1,591
	Amazon.com Inc.	4.950%	12/5/2044	15,220	14,626
	Amazon.com Inc.	3.950%	4/13/2052	13,265	10,352
	Amazon.com Inc.	4.250%	8/22/2057	32,895	26,375
	American Honda Finance Corp.	2.000%	3/24/2028	34,925	33,458
	Brown University	2.924%	9/1/2050	4,695	3,086
[4]	ERAC USA Finance LLC	5.000%	2/15/2029	8,020	8,215
[4]	ERAC USA Finance LLC	4.900%	5/1/2033	45,457	46,112
[4]	ERAC USA Finance LLC	5.200%	10/30/2034	7,610	7,812
[4]	ERAC USA Finance LLC	7.000%	10/15/2037	3,775	4,373
[4]	ERAC USA Finance LLC	5.625%	3/15/2042	31,000	31,388
[4]	ERAC USA Finance LLC	5.400%	5/1/2053	26,850	26,147
	Georgetown University	4.315%	4/1/2049	4,189	3,469
	Georgetown University	2.943%	4/1/2050	4,695	3,020
	Home Depot Inc.	4.850%	6/25/2031	18,010	18,620
	Home Depot Inc.	1.875%	9/15/2031	8,465	7,453
	Home Depot Inc.	3.250%	4/15/2032	30,653	28,853
	Home Depot Inc.	3.300%	4/15/2040	29,353	24,003
	Home Depot Inc.	4.875%	2/15/2044	5,600	5,226
	Home Depot Inc.	4.400%	3/15/2045	25,110	21,805
	Home Depot Inc.	4.250%	4/1/2046	19,603	16,583
	Home Depot Inc.	4.500%	12/6/2048	12,020	10,371
	Home Depot Inc.	3.125%	12/15/2049	2,435	1,658
	Home Depot Inc.	3.350%	4/15/2050	2,200	1,552
	Home Depot Inc.	2.375%	3/15/2051	2,435	1,395
	Home Depot Inc.	2.750%	9/15/2051	11,970	7,395
	Home Depot Inc.	3.625%	4/15/2052	30,835	22,496
	Home Depot Inc.	5.300%	6/25/2054	14,161	13,535
[4]	Hyundai Capital America	1.650%	9/17/2026	36,110	35,467
[2]	Johns Hopkins University	4.083%	7/1/2053	6,980	5,611
	Lowe's Cos. Inc.	3.100%	5/3/2027	72,000	71,214
[2]	Northeastern University	2.894%	10/1/2050	8,570	5,741
[2]	Northwestern University	2.640%	12/1/2050	735	461
	Trustees of Princeton University	2.516%	7/1/2050	1,824	1,131
	Trustees of Princeton University	4.201%	3/1/2052	1,968	1,636
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	5,637	3,317
[2]	University of Chicago	2.761%	4/1/2045	9,540	7,582
	University of Southern California	4.976%	10/1/2053	15,670	14,486
	Yale University	2.402%	4/15/2050	1,245	745
					621,442
Consumer Staples (2.7%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	23,160	22,923
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	66,766	61,731
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	1,870	1,778
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	825	853
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	41,888	40,088
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	37,782	37,697
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	2,451	2,496
	BAT Capital Corp.	5.350%	8/15/2032	11,245	11,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	6.000%	2/20/2034	21,773	23,320
	BAT Capital Corp.	5.625%	8/15/2035	7,495	7,808
	BAT Capital Corp.	4.390%	8/15/2037	1,780	1,637
	BAT Capital Corp.	7.079%	8/2/2043	11,080	12,435
	BAT Capital Corp.	4.540%	8/15/2047	10,765	8,927
	BAT Capital Corp.	6.250%	8/15/2055	2,200	2,268
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	12,458	12,888
[4]	Danone SA	2.947%	11/2/2026	68,785	68,211
	Diageo Capital plc	2.375%	10/24/2029	14,420	13,557
	Diageo Capital plc	2.000%	4/29/2030	11,315	10,347
[4]	Imperial Brands Finance plc	4.500%	6/30/2028	16,720	16,855
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.000%	5/15/2032	12,465	11,179
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/2033	9,200	9,597
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/2034	7,545	8,320
[4]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/2035	6,537	6,869
[4]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	5.500%	1/15/2036	20,475	20,773
[4]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.250%	3/1/2056	50,500	50,243
[4]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/2066	25,805	25,604
	Kenvue Inc.	5.000%	3/22/2030	31,015	31,983
	Kenvue Inc.	4.850%	5/22/2032	22,495	22,983
	Kenvue Inc.	4.900%	3/22/2033	37,281	38,038
	Kenvue Inc.	5.100%	3/22/2043	25,781	24,768
	Kenvue Inc.	5.050%	3/22/2053	12,140	11,061
[4]	Mars Inc.	4.800%	3/1/2030	25,345	25,894
[4]	Mars Inc.	5.000%	3/1/2032	27,560	28,389
[4]	Mars Inc.	5.200%	3/1/2035	81,307	83,476
[4]	Mars Inc.	5.650%	5/1/2045	18,755	18,895
[4]	Mars Inc.	5.700%	5/1/2055	29,805	29,724
	Philip Morris International Inc.	5.125%	11/17/2027	34,170	34,914
	Philip Morris International Inc.	5.625%	11/17/2029	21,285	22,379
	Philip Morris International Inc.	5.125%	2/15/2030	107,883	111,490
	Philip Morris International Inc.	4.000%	10/29/2030	10,375	10,274
	Philip Morris International Inc.	5.125%	2/13/2031	11,665	12,084
	Philip Morris International Inc.	4.750%	11/1/2031	18,095	18,468
	Philip Morris International Inc.	4.250%	10/29/2032	85,993	84,583
	Philip Morris International Inc.	5.375%	2/15/2033	86,234	90,236
	Philip Morris International Inc.	5.250%	2/13/2034	40,710	42,090
	Philip Morris International Inc.	4.625%	10/29/2035	21,080	20,614
	Philip Morris International Inc.	4.375%	11/15/2041	6,383	5,670
	Philip Morris International Inc.	4.500%	3/20/2042	17,272	15,422
	Philip Morris International Inc.	4.125%	3/4/2043	13,565	11,480
	Philip Morris International Inc.	4.875%	11/15/2043	15,078	13,897
	Philip Morris International Inc.	4.250%	11/10/2044	8,720	7,402
					1,306,300
Energy (2.9%)
	BP Capital Markets America Inc.	2.721%	1/12/2032	54,484	49,683
	BP Capital Markets America Inc.	4.812%	2/13/2033	41,935	42,510
	BP Capital Markets America Inc.	5.227%	11/17/2034	33,715	34,799
	BP Capital Markets America Inc.	2.939%	6/4/2051	12,550	7,994
	BP Capital Markets America Inc.	3.001%	3/17/2052	44,080	28,185
	BP Capital Markets America Inc.	3.379%	2/8/2061	19,795	12,926
	Cheniere Energy Partners LP	5.950%	6/30/2033	19,940	21,160
[4]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	7,195	7,320
[4]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	7,425	7,426
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	4,070	4,187
[4]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	11,685	12,368
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	6,545	7,005
[4]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	39,029	41,200
[4]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/2053	825	880
	ConocoPhillips Co.	3.758%	3/15/2042	11,185	9,117
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	19,580	18,708
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	14,190	12,561
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	7,003	6,018
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	19,701	18,230
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/2046	24,880	20,963
	Enbridge Inc.	4.900%	6/20/2030	8,550	8,736
	Enbridge Inc.	5.550%	6/20/2035	6,840	7,083
	Energy Transfer LP	5.250%	4/15/2029	6,375	6,550
	Energy Transfer LP	5.200%	4/1/2030	9,459	9,748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	6.550%	12/1/2033	16,575	18,184
	Energy Transfer LP	5.550%	5/15/2034	1,100	1,131
	Energy Transfer LP	5.350%	5/15/2045	4,335	3,923
	Energy Transfer LP	6.125%	12/15/2045	4,200	4,126
	Energy Transfer LP	5.300%	4/15/2047	5,600	4,975
	Energy Transfer LP	5.400%	10/1/2047	16,385	14,707
	Energy Transfer LP	5.950%	5/15/2054	14,405	13,649
	Energy Transfer LP	6.200%	4/1/2055	18,022	17,660
[4]	Eni SpA	5.950%	5/15/2054	19,305	19,135
	Enterprise Products Operating LLC	5.200%	1/15/2036	10,760	10,948
	Enterprise Products Operating LLC	4.900%	5/15/2046	5,000	4,523
	Enterprise Products Operating LLC	5.550%	2/16/2055	2,200	2,130
	EOG Resources Inc.	4.400%	1/15/2031	6,525	6,548
	Equinor ASA	3.125%	4/6/2030	59,622	57,428
	Equinor ASA	4.500%	9/3/2030	6,435	6,529
	Equinor ASA	5.125%	6/3/2035	59,218	60,848
	Equinor ASA	4.750%	11/14/2035	21,070	20,958
	Exxon Mobil Corp.	2.610%	10/15/2030	31,045	29,100
	Exxon Mobil Corp.	4.114%	3/1/2046	7,945	6,646
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	36,687	33,232
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	33,743	28,762
[4]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	23,157	24,212
[2,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	15,223	16,191
[2,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	27,045	29,526
[2,4]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	27,293	28,466
	MPLX LP	2.650%	8/15/2030	160	148
	ONEOK Inc.	5.650%	11/1/2028	10,600	11,013
	ONEOK Inc.	4.750%	10/15/2031	16,460	16,550
	ONEOK Inc.	4.950%	10/15/2032	15,390	15,461
	ONEOK Inc.	6.050%	9/1/2033	786	836
	ONEOK Inc.	6.625%	9/1/2053	5,265	5,516
	ONEOK Inc.	6.250%	10/15/2055	8,495	8,509
[4]	QatarEnergy	3.125%	7/12/2041	23,670	18,142
[4]	Saudi Arabian Oil Co.	5.375%	6/2/2035	28,795	29,643
[4]	Saudi Arabian Oil Co.	6.375%	6/2/2055	23,000	23,971
[4]	Schlumberger Holdings Corp.	3.900%	5/17/2028	20,724	20,677
[4]	Schlumberger Holdings Corp.	5.000%	11/15/2029	12,140	12,467
	Shell Finance US Inc.	4.125%	5/11/2035	40,575	38,978
[4]	Shell Finance US Inc.	5.500%	3/25/2040	10,795	11,040
	Shell Finance US Inc.	4.550%	8/12/2043	2,400	2,144
	Shell Finance US Inc.	4.375%	5/11/2045	92,431	79,595
	Shell Finance US Inc.	3.750%	9/12/2046	1,870	1,456
[4]	Shell Finance US Inc.	3.000%	11/26/2051	47,570	30,656
	Suncor Energy Inc.	5.950%	12/1/2034	10,280	10,884
	Targa Resources Corp.	4.350%	1/15/2029	18,220	18,266
	Targa Resources Corp.	6.150%	3/1/2029	9,835	10,354
	Targa Resources Corp.	5.550%	8/15/2035	33,905	34,723
	Targa Resources Corp.	6.125%	5/15/2055	26,975	26,786
	TotalEnergies Capital SA	5.150%	4/5/2034	16,960	17,623
	TotalEnergies Capital SA	5.488%	4/5/2054	14,600	14,126
	TotalEnergies Capital SA	5.275%	9/10/2054	35,960	33,792
	TotalEnergies Capital SA	5.638%	4/5/2064	18,665	18,107
	TotalEnergies Capital SA	5.425%	9/10/2064	28,545	26,700
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	8,385	8,290
[4]	Whistler Pipeline LLC	5.400%	9/30/2029	6,430	6,626
[4]	Whistler Pipeline LLC	5.700%	9/30/2031	4,820	5,002
					1,416,975
Financials (17.7%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	32,130	33,271
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/2031	32,900	32,760
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/2034	50,695	53,354
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	1,410	1,304
[4]	AIB Group plc	5.871%	3/28/2035	5,785	6,106
	Allstate Corp.	5.250%	3/30/2033	17,610	18,304
	Allstate Corp.	5.550%	5/9/2035	6,152	6,457
	American Express Co.	4.731%	4/25/2029	17,535	17,805
	American Express Co.	6.489%	10/30/2031	9,945	10,862
	American Express Co.	4.918%	7/20/2033	36,886	37,533
	American Express Co.	5.043%	5/1/2034	30,029	30,761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	5.625%	7/28/2034	825	861
	American Express Co.	5.915%	4/25/2035	1,100	1,169
	American Express Co.	5.284%	7/26/2035	4,500	4,636
	American Express Co.	5.442%	1/30/2036	2,200	2,284
	American Express Co.	5.667%	4/25/2036	20,950	22,129
	American Express Co.	4.804%	10/24/2036	15,286	15,104
	American International Group Inc.	4.850%	5/7/2030	7,300	7,481
	American International Group Inc.	5.125%	3/27/2033	4,590	4,721
	American International Group Inc.	4.750%	4/1/2048	10,840	9,634
	Ameriprise Financial Inc.	5.700%	12/15/2028	7,333	7,693
	Ameriprise Financial Inc.	4.500%	5/13/2032	14,270	14,396
	Ameriprise Financial Inc.	5.150%	5/15/2033	6,695	6,951
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	13,420	13,219
	Arthur J Gallagher & Co.	5.150%	2/15/2035	6,445	6,516
[4]	Athene Global Funding	2.717%	1/7/2029	42,315	40,009
[4]	Athene Global Funding	5.583%	1/9/2029	25,540	26,238
[4]	Athene Global Funding	4.721%	10/8/2029	33,794	33,785
[4]	Athene Global Funding	5.380%	1/7/2030	34,978	35,766
[4]	Aviation Capital Group LLC	1.950%	9/20/2026	23,950	23,562
	Banco Santander SA	5.365%	7/15/2028	27,600	28,125
	Banco Santander SA	4.551%	11/6/2030	41,000	41,054
	Banco Santander SA	2.749%	12/3/2030	10,200	9,289
	Bank of America Corp.	3.593%	7/21/2028	35,495	35,255
	Bank of America Corp.	5.202%	4/25/2029	7,220	7,396
	Bank of America Corp.	4.271%	7/23/2029	72,640	72,948
	Bank of America Corp.	5.819%	9/15/2029	3,655	3,811
	Bank of America Corp.	3.974%	2/7/2030	69,430	69,047
	Bank of America Corp.	3.194%	7/23/2030	33,250	32,115
	Bank of America Corp.	5.162%	1/24/2031	31,115	32,133
	Bank of America Corp.	2.496%	2/13/2031	99,085	92,280
	Bank of America Corp.	2.592%	4/29/2031	2,200	2,050
	Bank of America Corp.	2.687%	4/22/2032	31,625	29,001
	Bank of America Corp.	2.572%	10/20/2032	21,500	19,379
	Bank of America Corp.	5.015%	7/22/2033	3,915	3,991
	Bank of America Corp.	5.511%	1/24/2036	79,033	82,525
	Bank of America Corp.	6.110%	1/29/2037	30,000	32,331
	Bank of America Corp.	3.846%	3/8/2037	50,484	47,634
	Bank of America Corp.	5.875%	2/7/2042	8,770	9,320
	Bank of America Corp.	3.311%	4/22/2042	25,000	19,702
	Bank of America Corp.	5.000%	1/21/2044	24,180	23,309
	Bank of America Corp.	3.946%	1/23/2049	5,290	4,217
	Bank of America Corp.	4.330%	3/15/2050	35,955	30,232
	Bank of America Corp.	2.972%	7/21/2052	29,030	19,006
	Bank of New York Mellon	4.729%	4/20/2029	8,780	8,925
	Bank of New York Mellon Corp.	5.060%	7/22/2032	1,870	1,937
	Bank of New York Mellon Corp.	5.834%	10/25/2033	24,651	26,579
	Bank of New York Mellon Corp.	4.706%	2/1/2034	14,775	14,823
	Bank of New York Mellon Corp.	4.967%	4/26/2034	29,313	29,875
	Bank of Nova Scotia	5.350%	12/7/2026	52,930	53,629
[4]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	31,200	31,523
[4]	Banque Federative du Credit Mutuel SA	5.538%	1/22/2030	32,665	33,950
	Barclays plc	5.086%	2/25/2029	22,075	22,489
	Barclays plc	4.476%	11/11/2029	27,145	27,292
	Barclays plc	5.367%	2/25/2031	9,775	10,099
	Barclays plc	5.785%	2/25/2036	7,467	7,816
[4]	Beacon Funding Trust	6.266%	8/15/2054	35,870	36,389
	BlackRock Funding Inc.	5.350%	1/8/2055	6,585	6,394
	Blackrock Inc.	2.100%	2/25/2032	20,194	17,832
	Blackrock Inc.	4.750%	5/25/2033	19,327	19,753
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	19,945	17,689
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	4,590	4,630
[4]	BNP Paribas SA	3.500%	11/16/2027	74,220	73,428
[4]	BNP Paribas SA	2.591%	1/20/2028	58,145	57,196
[4]	BNP Paribas SA	5.335%	6/12/2029	20,000	20,528
[4]	BNP Paribas SA	5.786%	1/13/2033	24,920	26,147
[4]	BPCE SA	2.045%	10/19/2027	24,910	24,505
[4]	BPCE SA	3.500%	10/23/2027	64,900	64,209
[4]	BPCE SA	5.281%	5/30/2029	7,710	7,944
[4]	BPCE SA	2.700%	10/1/2029	48,550	45,835
[4]	BPCE SA	5.876%	1/14/2031	18,545	19,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BPCE SA	5.389%	5/28/2031	14,870	15,283
[4]	BPCE SA	7.003%	10/19/2034	825	918
[4]	BPCE SA	5.936%	5/30/2035	8,555	8,931
[4]	Brighthouse Financial Global Funding	1.550%	5/24/2026	37,050	36,637
[4]	Brighthouse Financial Global Funding	2.000%	6/28/2028	27,235	25,566
[4]	Brighthouse Financial Global Funding	5.650%	6/10/2029	33,368	34,107
[4]	CaixaBank SA	4.634%	7/3/2029	25,740	25,992
[4]	CaixaBank SA	4.885%	7/3/2031	23,925	24,258
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	29,945	30,523
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	26,690	27,063
	Capital One Financial Corp.	6.312%	6/8/2029	1,111	1,166
	Capital One Financial Corp.	5.700%	2/1/2030	3,740	3,888
	Capital One Financial Corp.	7.624%	10/30/2031	6,325	7,146
	Charles Schwab Corp.	3.200%	3/2/2027	14,840	14,727
	Charles Schwab Corp.	2.000%	3/20/2028	30,339	29,187
	Charles Schwab Corp.	4.343%	11/14/2031	31,712	31,651
	Citigroup Inc.	4.125%	7/25/2028	8,695	8,693
	Citigroup Inc.	3.520%	10/27/2028	33,358	33,069
	Citigroup Inc.	5.174%	2/13/2030	4,500	4,619
	Citigroup Inc.	4.952%	5/7/2031	32,033	32,702
	Citigroup Inc.	4.503%	9/11/2031	14,050	14,086
	Citigroup Inc.	5.333%	3/27/2036	18,729	19,152
	Citigroup Inc.	5.174%	9/11/2036	14,595	14,744
	Citigroup Inc.	3.878%	1/24/2039	37,225	32,880
	Citigroup Inc.	5.875%	1/30/2042	7,460	7,852
	Citigroup Inc.	2.904%	11/3/2042	19,070	14,050
	Citigroup Inc.	5.300%	5/6/2044	12,142	11,785
	Citizens Financial Group Inc.	5.841%	1/23/2030	5,170	5,393
[4]	CNO Global Funding	5.875%	6/4/2027	29,098	29,741
[4]	CNO Global Funding	4.875%	12/10/2027	5,710	5,783
[4]	CNO Global Funding	2.650%	1/6/2029	22,195	21,097
[4]	Commonwealth Bank of Australia	5.071%	9/14/2028	35,285	36,437
[4]	Commonwealth Bank of Australia	2.688%	3/11/2031	70,000	63,673
[4]	Cooperatieve Rabobank UA	4.655%	8/22/2028	42,315	42,729
[4]	Corebridge Global Funding	5.900%	9/19/2028	8,200	8,563
[4]	Corebridge Global Funding	5.200%	1/12/2029	21,620	22,173
[4]	Corebridge Global Funding	5.200%	6/24/2029	28,580	29,348
[4]	Credit Agricole SA	4.631%	9/11/2028	27,255	27,474
[4]	Credit Agricole SA	6.316%	10/3/2029	7,398	7,796
[4]	Credit Agricole SA	5.862%	1/9/2036	2,200	2,322
[4]	Danske Bank A/S	1.549%	9/10/2027	55,390	54,434
[4]	Danske Bank A/S	5.705%	3/1/2030	4,510	4,686
	Deutsche Bank AG	6.720%	1/18/2029	3,555	3,721
	Deutsche Bank AG	6.819%	11/20/2029	6,535	6,966
	Deutsche Bank AG / New York NY	4.469%	12/10/2031	20,930	20,852
[4]	DNB Bank ASA	1.535%	5/25/2027	51,450	50,922
[4]	DNB Bank ASA	1.605%	3/30/2028	45,295	43,972
[4]	Equitable America Global Funding	3.950%	9/15/2027	4,180	4,173
[4]	Equitable Financial Life Global Funding	1.300%	7/12/2026	26,910	26,531
[4]	Equitable Financial Life Global Funding	1.700%	11/12/2026	12,195	11,966
[4]	Equitable Financial Life Global Funding	1.400%	8/27/2027	33,510	32,145
[4]	Equitable Financial Life Global Funding	1.800%	3/8/2028	30,265	28,825
[4]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	33,100	34,304
[4]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	67,386	69,666
[4]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	22,955	23,113
	Fifth Third Bancorp	4.055%	4/25/2028	24,480	24,444
[4]	GA Global Funding Trust	5.500%	1/8/2029	14,414	14,822
[4]	GA Global Funding Trust	5.200%	12/9/2031	13,185	13,359
	Goldman Sachs Group Inc.	2.640%	2/24/2028	45,430	44,725
	Goldman Sachs Group Inc.	3.691%	6/5/2028	18,625	18,531
	Goldman Sachs Group Inc.	3.814%	4/23/2029	20,550	20,428
	Goldman Sachs Group Inc.	4.223%	5/1/2029	50,790	50,885
	Goldman Sachs Group Inc.	3.800%	3/15/2030	17,620	17,339
	Goldman Sachs Group Inc.	5.218%	4/23/2031	58,000	59,880
	Goldman Sachs Group Inc.	2.615%	4/22/2032	88,650	80,827
	Goldman Sachs Group Inc.	2.383%	7/21/2032	93,002	83,297
	Goldman Sachs Group Inc.	2.650%	10/21/2032	24,510	22,114
	Goldman Sachs Group Inc.	3.102%	2/24/2033	15,000	13,806
	Goldman Sachs Group Inc.	3.210%	4/22/2042	10,000	7,698
	Goldman Sachs Group Inc.	4.800%	7/8/2044	19,895	18,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.887%	8/14/2027	43,923	44,388
	HSBC Holdings plc	4.041%	3/13/2028	10,520	10,506
	HSBC Holdings plc	5.597%	5/17/2028	72,900	74,292
	HSBC Holdings plc	2.013%	9/22/2028	10,000	9,652
	HSBC Holdings plc	7.390%	11/3/2028	36,110	38,174
	HSBC Holdings plc	4.899%	3/3/2029	24,235	24,588
	HSBC Holdings plc	4.583%	6/19/2029	12,215	12,326
	HSBC Holdings plc	5.240%	5/13/2031	28,200	29,050
	HSBC Holdings plc	2.357%	8/18/2031	59,585	54,192
	HSBC Holdings plc	4.619%	11/6/2031	19,695	19,744
	HSBC Holdings plc	5.741%	9/10/2036	18,205	18,722
	HSBC Holdings plc	6.100%	1/14/2042	18,700	20,150
	Huntington National Bank	4.552%	5/17/2028	17,175	17,273
	ING Groep NV	3.950%	3/29/2027	31,310	31,299
	Intercontinental Exchange Inc.	4.350%	6/15/2029	17,315	17,493
	Intercontinental Exchange Inc.	4.200%	3/15/2031	23,990	24,005
	Intercontinental Exchange Inc.	1.850%	9/15/2032	16,125	13,752
	Intercontinental Exchange Inc.	2.650%	9/15/2040	26,645	19,772
	Intercontinental Exchange Inc.	3.000%	6/15/2050	62,403	40,872
	Intercontinental Exchange Inc.	4.950%	6/15/2052	39,053	35,814
	Intercontinental Exchange Inc.	3.000%	9/15/2060	27,695	16,561
	JPMorgan Chase & Co.	4.250%	10/1/2027	9,275	9,344
	JPMorgan Chase & Co.	4.851%	7/25/2028	4,500	4,557
	JPMorgan Chase & Co.	2.069%	6/1/2029	14,530	13,869
	JPMorgan Chase & Co.	4.452%	12/5/2029	55,000	55,566
	JPMorgan Chase & Co.	5.012%	1/23/2030	4,500	4,615
	JPMorgan Chase & Co.	3.702%	5/6/2030	18,940	18,655
	JPMorgan Chase & Co.	4.603%	10/22/2030	36,975	37,484
	JPMorgan Chase & Co.	5.140%	1/24/2031	13,305	13,752
	JPMorgan Chase & Co.	5.103%	4/22/2031	36,186	37,359
	JPMorgan Chase & Co.	1.953%	2/4/2032	17,965	16,017
	JPMorgan Chase & Co.	2.580%	4/22/2032	22,175	20,268
	JPMorgan Chase & Co.	4.912%	7/25/2033	15,000	15,284
	JPMorgan Chase & Co.	5.294%	7/22/2035	51,400	53,049
	JPMorgan Chase & Co.	5.572%	4/22/2036	58,020	60,905
	JPMorgan Chase & Co.	5.576%	7/23/2036	24,680	25,570
	JPMorgan Chase & Co.	3.109%	4/22/2041	38,075	29,873
	JPMorgan Chase & Co.	5.600%	7/15/2041	70,000	72,904
	JPMorgan Chase & Co.	5.400%	1/6/2042	16,235	16,511
	JPMorgan Chase & Co.	3.157%	4/22/2042	19,440	15,059
	JPMorgan Chase & Co.	5.625%	8/16/2043	13,500	13,842
	JPMorgan Chase & Co.	4.950%	6/1/2045	12,000	11,299
	JPMorgan Chase & Co.	3.964%	11/15/2048	170,360	137,051
	JPMorgan Chase & Co.	3.109%	4/22/2051	38,610	26,207
[4]	KBC Group NV	5.796%	1/19/2029	4,168	4,301
[4]	KBC Group NV	6.324%	9/21/2034	24,030	26,209
[4]	Liberty Mutual Group Inc.	4.569%	2/1/2029	7,604	7,641
[4]	Liberty Mutual Group Inc.	5.500%	6/15/2052	28,825	26,870
[4]	Lincoln Financial Global Funding	4.625%	5/28/2028	6,915	6,981
	Lloyds Banking Group plc	5.087%	11/26/2028	19,690	20,062
	Lloyds Banking Group plc	4.818%	6/13/2029	14,700	14,942
	Lloyds Banking Group plc	5.721%	6/5/2030	5,400	5,650
	Lloyds Banking Group plc	4.425%	11/4/2031	41,275	41,146
	Lloyds Banking Group plc	5.679%	1/5/2035	10,000	10,523
[4]	Lseg US Fin Corp.	5.297%	3/28/2034	7,265	7,503
[4]	LSEGA Financing plc	2.000%	4/6/2028	63,125	60,392
[4]	LSEGA Financing plc	2.500%	4/6/2031	8,747	7,933
[4]	Macquarie Group Ltd.	1.935%	4/14/2028	42,250	41,082
[4]	Macquarie Group Ltd.	2.871%	1/14/2033	28,815	26,003
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	59,086	59,899
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	10,280	6,497
[4]	Met Tower Global Funding	5.250%	4/12/2029	9,525	9,838
	MetLife Inc.	4.125%	8/13/2042	5,300	4,513
	MetLife Inc.	4.875%	11/13/2043	17,500	16,277
[4]	Metropolitan Life Global Funding I	3.450%	12/18/2026	29,970	29,854
[4]	Metropolitan Life Global Funding I	3.000%	9/19/2027	43,250	42,604
[4]	Metropolitan Life Global Funding I	4.300%	8/25/2029	23,695	23,774
[4]	Metropolitan Life Global Funding I	2.400%	1/11/2032	61,345	54,512
[4]	Metropolitan Life Global Funding I	5.150%	3/28/2033	16,670	17,140
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	24,105	24,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	3.625%	1/20/2027	31,000	30,916
	Morgan Stanley	3.772%	1/24/2029	56,830	56,505
	Morgan Stanley	5.230%	1/15/2031	22,260	22,944
	Morgan Stanley	2.699%	1/22/2031	72,345	67,882
	Morgan Stanley	7.250%	4/1/2032	51,100	58,874
	Morgan Stanley	2.239%	7/21/2032	9,815	8,714
	Morgan Stanley	2.511%	10/20/2032	90,340	81,009
	Morgan Stanley	2.943%	1/21/2033	5,754	5,251
	Morgan Stanley	5.466%	1/18/2035	9,260	9,617
	Morgan Stanley	5.587%	1/18/2036	12,705	13,281
	Morgan Stanley	2.484%	9/16/2036	45,480	39,970
	Morgan Stanley	5.297%	4/20/2037	14,345	14,585
	Morgan Stanley	5.948%	1/19/2038	50,276	52,982
	Morgan Stanley	4.300%	1/27/2045	24,705	21,378
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	45,680	45,989
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	31,637	31,728
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	24,695	25,028
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	36,655	36,727
[4]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	14,450	14,761
	National Australia Bank Ltd.	3.905%	6/9/2027	60,000	60,114
[4]	National Australia Bank Ltd.	5.134%	11/28/2028	47,132	48,868
[4]	National Australia Bank Ltd.	2.332%	8/21/2030	83,980	76,116
[4]	Nationwide Building Society	4.649%	7/14/2029	17,340	17,501
[4]	Nationwide Building Society	5.537%	7/14/2036	12,190	12,577
[4]	Nationwide Financial Services Inc.	3.900%	11/30/2049	47,630	36,085
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	66,415	52,122
	NatWest Group plc	1.642%	6/14/2027	30,570	30,235
[4]	NBK SPC Ltd.	1.625%	9/15/2027	67,250	65,971
[4]	New York Life Global Funding	5.000%	1/9/2034	35,520	36,091
[4]	New York Life Insurance Co.	5.875%	5/15/2033	44,785	47,557
[4]	New York Life Insurance Co.	3.750%	5/15/2050	17,810	13,199
[4]	NLG Global Funding	4.350%	9/15/2030	16,500	16,312
[4]	Northwestern Mutual Global Funding	5.160%	5/28/2031	23,720	24,611
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	28,508	22,132
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	9,060	6,329
[4]	Nuveen LLC	5.550%	1/15/2030	3,630	3,779
[4]	Nuveen LLC	5.850%	4/15/2034	8,225	8,635
[4]	Omnis Funding Trust	6.722%	5/15/2055	7,230	7,523
[4]	Pacific LifeCorp.	5.400%	9/15/2052	29,000	27,755
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	44,935	46,262
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	40,085	41,234
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	36,460	37,967
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/2029	5,220	5,369
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	7/1/2029	3,655	3,756
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	6,485	6,678
	PNC Bank NA	3.250%	1/22/2028	30,960	30,628
[4]	Pricoa Global Funding I	5.100%	5/30/2028	33,652	34,473
[4]	Pricoa Global Funding I	4.700%	5/28/2030	5,650	5,748
[4]	Pricoa Global Funding I	4.650%	8/27/2031	16,396	16,586
[4]	Principal Life Global Funding II	2.500%	9/16/2029	40,665	38,270
	Progressive Corp.	4.950%	6/15/2033	53,892	55,260
[4]	Protective Life Global Funding	4.714%	7/6/2027	30,000	30,306
[4]	Protective Life Global Funding	4.803%	6/5/2030	8,795	8,933
[4]	Protective Life Global Funding	5.432%	1/14/2032	16,415	17,074
[4]	RGA Global Funding	4.350%	8/25/2028	20,380	20,473
[4]	RGA Global Funding	2.700%	1/18/2029	32,500	30,985
[4]	RGA Global Funding	5.448%	5/24/2029	16,445	17,016
[4]	RGA Global Funding	5.250%	1/9/2030	25,205	26,026
[4]	RGA Global Funding	5.500%	1/11/2031	14,750	15,337
[4]	RGA Global Funding	5.050%	12/6/2031	32,570	33,209
[4]	RGA Global Funding	5.000%	8/25/2032	13,175	13,265
	Royal Bank of Canada	5.000%	2/1/2033	37,098	38,158
	S&P Global Inc.	2.700%	3/1/2029	6,613	6,359
[4]	S&P Global Inc.	4.800%	12/4/2035	4,895	4,880
[4]	Sammons Financial Group Global Funding	5.050%	1/10/2028	7,445	7,557
[4]	Sammons Financial Group Global Funding	5.100%	12/10/2029	13,630	13,984
[4]	Sammons Financial Group Global Funding	4.950%	6/12/2030	15,905	16,114
[4]	Standard Chartered plc	6.301%	1/9/2029	27,400	28,463
[4]	Standard Chartered plc	5.545%	1/21/2029	36,640	37,591
[4]	Standard Chartered plc	5.005%	10/15/2030	9,415	9,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	4.834%	4/24/2030	17,690	18,214
	State Street Corp.	4.821%	1/26/2034	14,895	15,081
	State Street Corp.	5.146%	2/28/2036	17,785	18,197
[4]	Swedbank AB	4.998%	11/20/2029	36,525	37,650
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	42,865	35,332
	Travelers Cos. Inc.	5.050%	7/24/2035	4,320	4,390
	UBS AG	5.650%	9/11/2028	44,090	46,016
[4]	UBS Group AG	3.869%	1/12/2029	11,050	10,988
[4]	UBS Group AG	5.428%	2/8/2030	3,225	3,332
[4]	UBS Group AG	5.617%	9/13/2030	30,555	31,919
[4]	UBS Group AG	3.091%	5/14/2032	42,560	39,472
[4]	UBS Group AG	6.301%	9/22/2034	20,020	21,820
[4]	UBS Group AG	5.580%	5/9/2036	36,575	38,045
[4]	UBS Group AG	3.179%	2/11/2043	29,380	22,199
[4]	UniCredit SpA	1.982%	6/3/2027	37,130	36,795
[4]	UniCredit SpA	3.127%	6/3/2032	33,730	31,391
	Wells Fargo & Co.	3.526%	3/24/2028	70,000	69,540
	Wells Fargo & Co.	6.303%	10/23/2029	33,470	35,373
	Wells Fargo & Co.	2.879%	10/30/2030	24,845	23,648
	Wells Fargo & Co.	5.244%	1/24/2031	17,375	17,982
	Wells Fargo & Co.	2.572%	2/11/2031	95,175	88,885
	Wells Fargo & Co.	3.350%	3/2/2033	52,893	49,322
	Wells Fargo & Co.	4.897%	7/25/2033	106,412	108,074
	Wells Fargo & Co.	5.211%	12/3/2035	35,400	36,163
	Wells Fargo & Co.	5.606%	1/15/2044	34,961	34,586
	Wells Fargo & Co.	4.650%	11/4/2044	20,735	18,150
	Wells Fargo & Co.	4.900%	11/17/2045	16,060	14,444
	Wells Fargo & Co.	4.400%	6/14/2046	36,200	30,169
	Wells Fargo & Co.	4.750%	12/7/2046	38,790	34,032
	Wells Fargo & Co.	4.611%	4/25/2053	58,110	49,932
	Willis North America Inc.	4.550%	3/15/2031	6,390	6,401
					8,556,665
Health Care (4.0%)
	AbbVie Inc.	4.950%	3/15/2031	19,235	19,898
	AbbVie Inc.	5.200%	3/15/2035	14,425	14,917
	AbbVie Inc.	5.350%	3/15/2044	15,873	15,683
	AbbVie Inc.	4.850%	6/15/2044	4,300	3,980
	AbbVie Inc.	4.700%	5/14/2045	1,300	1,174
	AbbVie Inc.	4.875%	11/14/2048	22,994	20,929
	AbbVie Inc.	5.400%	3/15/2054	19,057	18,511
	AdventHealth Obligated Group	2.795%	11/15/2051	21,620	13,416
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	17,670	16,285
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	19,220	12,566
[4]	Alcon Finance Corp.	2.600%	5/27/2030	8,540	7,945
[4]	Alcon Finance Corp.	5.375%	12/6/2032	10,270	10,717
[4]	Alcon Finance Corp.	3.800%	9/23/2049	8,670	6,628
[4]	Alcon Finance Corp.	5.750%	12/6/2052	4,280	4,323
	Ascension Health	4.078%	11/15/2028	5,990	6,017
	Ascension Health	2.532%	11/15/2029	48,025	45,393
	Ascension Health	4.294%	11/15/2030	26,482	26,539
	Ascension Health	4.923%	11/15/2035	11,410	11,430
[2]	Ascension Health	4.847%	11/15/2053	1,950	1,756
	AstraZeneca plc	4.000%	1/17/2029	23,315	23,370
	Banner Health	2.907%	1/1/2042	12,150	8,925
[4]	Bayer US Finance II LLC	5.500%	7/30/2035	15,000	15,204
	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	7,560	4,929
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	19,830	19,923
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	17,675	17,261
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	49,805	39,927
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	4,270	4,273
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	15,145	12,355
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	10,415	6,160
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	4,300	4,221
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	2,200	1,594
	Children's Hospital Corp.	2.585%	2/1/2050	5,670	3,446
	CommonSpirit Health	3.347%	10/1/2029	44,950	43,445
	CommonSpirit Health	2.782%	10/1/2030	22,715	21,146
	CommonSpirit Health	5.205%	12/1/2031	35,195	36,448
	CommonSpirit Health	4.825%	9/1/2035	11,315	11,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CommonSpirit Health	4.975%	9/1/2035	12,275	12,134
[2]	CommonSpirit Health	4.350%	11/1/2042	21,485	18,685
	CommonSpirit Health	3.910%	10/1/2050	2,570	1,920
	CommonSpirit Health	5.662%	9/1/2055	560	542
	Cottage Health Obligated Group	3.304%	11/1/2049	10,000	7,022
[4]	CSL Finance plc	4.250%	4/27/2032	43,415	42,683
[4]	CSL Finance plc	4.750%	4/27/2052	4,415	3,796
	CVS Health Corp.	5.400%	6/1/2029	3,225	3,339
	CVS Health Corp.	1.750%	8/21/2030	4,915	4,367
	CVS Health Corp.	4.875%	7/20/2035	15,315	15,067
	CVS Health Corp.	6.050%	6/1/2054	15,378	15,309
[2,4]	CVS Pass Through Trust	5.926%	1/10/2034	8,608	8,821
	Elevance Health Inc.	2.550%	3/15/2031	31,185	28,471
	Elevance Health Inc.	5.500%	10/15/2032	10,105	10,632
	Eli Lilly & Co.	4.875%	2/27/2053	8,855	8,076
	Eli Lilly & Co.	5.050%	8/14/2054	11,450	10,720
	Eli Lilly & Co.	4.950%	2/27/2063	7,695	6,935
	Eli Lilly & Co.	5.200%	8/14/2064	3,875	3,642
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	23,738	24,175
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	17,942	18,649
	Gilead Sciences Inc.	4.500%	2/1/2045	32,902	29,076
	HCA Inc.	6.000%	4/1/2054	3,285	3,265
	Humana Inc.	5.875%	3/1/2033	13,875	14,575
	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	12,815	8,061
	Inova Health System Foundation	4.068%	5/15/2052	14,145	11,244
	Kaiser Foundation Hospitals	3.150%	5/1/2027	10,994	10,904
	Kaiser Foundation Hospitals	2.810%	6/1/2041	39,420	29,284
	Kaiser Foundation Hospitals	4.150%	5/1/2047	13,000	10,813
	Kaiser Foundation Hospitals	3.002%	6/1/2051	38,650	25,209
	Mass General Brigham Inc.	3.192%	7/1/2049	32,645	22,408
	Mass General Brigham Inc.	3.342%	7/1/2060	31,285	20,464
	Mayo Clinic	4.128%	11/15/2052	6,465	5,165
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	11,505	11,089
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	20,260	13,244
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	3,415	2,742
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	5,940	4,799
	Merck & Co. Inc.	4.550%	9/15/2032	48,025	48,559
	Merck & Co. Inc.	4.450%	12/4/2032	5,720	5,730
	Merck & Co. Inc.	4.950%	9/15/2035	64,425	65,420
	Merck & Co. Inc.	4.750%	12/4/2035	16,290	16,250
	Merck & Co. Inc.	4.150%	5/18/2043	28,405	24,407
	Merck & Co. Inc.	4.900%	5/17/2044	10,000	9,397
	Merck & Co. Inc.	5.700%	9/15/2055	45,915	46,345
	Merck & Co. Inc.	5.550%	12/4/2055	12,425	12,262
	New York & Presbyterian Hospital	2.256%	8/1/2040	5,300	3,695
	Novartis Capital Corp.	4.400%	5/6/2044	21,485	19,140
	OhioHealth Corp.	2.297%	11/15/2031	12,575	11,293
	PeaceHealth Obligated Group	4.335%	11/15/2028	7,035	7,067
	PeaceHealth Obligated Group	4.855%	11/15/2032	5,840	5,892
	Pfizer Inc.	1.700%	5/28/2030	9,100	8,236
	Pfizer Inc.	4.100%	9/15/2038	52,715	48,317
	Pfizer Inc.	2.550%	5/28/2040	230	169
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	18,770	18,977
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	16,700	16,048
	Piedmont Healthcare Inc.	2.044%	1/1/2032	8,750	7,576
	Piedmont Healthcare Inc.	2.719%	1/1/2042	8,750	6,206
	Piedmont Healthcare Inc.	2.864%	1/1/2052	11,625	7,312
	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	10,125	10,024
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	25,655	24,115
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	20,520	21,221
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	14,415	14,850
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	12,030	9,323
	Royalty Pharma plc	5.400%	9/2/2034	7,680	7,866
	Royalty Pharma plc	3.550%	9/2/2050	33,790	23,314
	SSM Health Care Corp.	3.823%	6/1/2027	41,615	41,618
	Sutter Health	2.294%	8/15/2030	10,490	9,649
	Sutter Health	5.213%	8/15/2032	10,135	10,505
	Sutter Health	5.537%	8/15/2035	28,180	29,424
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	4,050	3,098
[6]	Toledo Hospital	5.750%	11/15/2038	8,690	8,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.850%	6/15/2028	10,000	9,981
	UnitedHealth Group Inc.	2.000%	5/15/2030	11,275	10,282
	UnitedHealth Group Inc.	2.300%	5/15/2031	2,100	1,894
	UnitedHealth Group Inc.	6.625%	11/15/2037	20,000	22,527
	UnitedHealth Group Inc.	3.500%	8/15/2039	7,300	6,077
	UnitedHealth Group Inc.	2.750%	5/15/2040	12,760	9,539
	UnitedHealth Group Inc.	5.950%	2/15/2041	8,690	9,138
	UnitedHealth Group Inc.	3.050%	5/15/2041	13,234	10,019
	UnitedHealth Group Inc.	4.625%	11/15/2041	36,010	32,959
	UnitedHealth Group Inc.	4.250%	3/15/2043	16,000	13,720
	UnitedHealth Group Inc.	4.750%	7/15/2045	13,751	12,357
	UnitedHealth Group Inc.	4.200%	1/15/2047	5,314	4,350
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,870	3,713
	UnitedHealth Group Inc.	4.250%	6/15/2048	13,891	11,347
	UnitedHealth Group Inc.	4.450%	12/15/2048	4,890	4,105
	UnitedHealth Group Inc.	3.700%	8/15/2049	22,071	16,353
	UnitedHealth Group Inc.	2.900%	5/15/2050	51,194	32,656
	UnitedHealth Group Inc.	3.250%	5/15/2051	19,810	13,371
	UnitedHealth Group Inc.	4.750%	5/15/2052	8,745	7,550
	UnitedHealth Group Inc.	5.375%	4/15/2054	2,200	2,075
	UnitedHealth Group Inc.	5.625%	7/15/2054	63,876	62,625
	UnitedHealth Group Inc.	4.950%	5/15/2062	17,768	15,374
[4]	VSP Optical Group Inc.	5.450%	12/1/2035	3,965	3,992
	Wyeth LLC	6.500%	2/1/2034	1,870	2,098
	Wyeth LLC	5.950%	4/1/2037	15,000	16,134
					1,935,589
Industrials (1.5%)
[4]	Ashtead Capital Inc.	2.450%	8/12/2031	17,920	15,978
[4]	Ashtead Capital Inc.	5.500%	8/11/2032	9,088	9,377
[4]	Ashtead Capital Inc.	5.550%	5/30/2033	4,475	4,618
[4]	Ashtead Capital Inc.	5.950%	10/15/2033	8,250	8,729
[4]	Ashtead Capital Inc.	5.800%	4/15/2034	16,510	17,309
	Automatic Data Processing Inc.	4.750%	5/8/2032	42,225	43,280
[4]	BAE Systems plc	3.400%	4/15/2030	9,390	9,075
[4]	BAE Systems plc	5.250%	3/26/2031	5,380	5,590
	Boeing Co.	5.150%	5/1/2030	6,975	7,167
	Boeing Co.	6.528%	5/1/2034	4,456	4,928
	Boeing Co.	5.705%	5/1/2040	19,969	20,389
	Boeing Co.	5.930%	5/1/2060	60,463	59,218
	Boeing Co.	7.008%	5/1/2064	8,595	9,724
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	1,870	1,977
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	3,748	3,631
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	4,900	4,351
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	21,220	17,803
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	26,898	22,109
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	3,225	2,605
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	16,975	11,191
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	13,410	8,430
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	3,800	3,746
	Canadian National Railway Co.	2.450%	5/1/2050	25,925	15,371
	Canadian Pacific Railway Co.	2.450%	12/2/2031	3,200	2,880
	Canadian Pacific Railway Co.	4.950%	8/15/2045	13,845	12,860
	Caterpillar Inc.	5.200%	5/15/2035	21,430	22,238
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	6,155	6,215
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/2027	29,140	28,997
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	4,675	4,763
[4]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	11,740	11,819
[4]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	10,505	10,725
[4]	Element Fleet Management Corp.	5.643%	3/13/2027	12,870	13,087
	Honeywell International Inc.	4.250%	1/15/2029	27,486	27,697
	Honeywell International Inc.	4.875%	9/1/2029	4,514	4,639
	Honeywell International Inc.	5.000%	2/15/2033	35,920	36,946
	Honeywell International Inc.	5.375%	3/1/2041	3,976	4,099
	J Paul Getty Trust	4.905%	4/1/2035	15,460	15,754
	John Deere Capital Corp.	4.400%	9/8/2031	3,200	3,230
	John Deere Capital Corp.	5.150%	9/8/2033	24,437	25,598
	Lockheed Martin Corp.	1.850%	6/15/2030	2,545	2,306
	Lockheed Martin Corp.	4.500%	5/15/2036	6,715	6,580
	Lockheed Martin Corp.	3.800%	3/1/2045	7,501	6,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.700%	5/15/2046	9,576	8,667
	Lockheed Martin Corp.	5.200%	2/15/2055	1,675	1,575
	Northrop Grumman Corp.	4.650%	7/15/2030	6,105	6,214
	Northrop Grumman Corp.	5.250%	7/15/2035	7,390	7,649
	Regal Rexnord Corp.	6.050%	2/15/2026	6,080	6,090
	Republic Services Inc.	4.875%	4/1/2029	3,640	3,729
	Republic Services Inc.	2.375%	3/15/2033	4,590	4,008
	Republic Services Inc.	5.200%	11/15/2034	12,830	13,273
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/2028	18,840	18,021
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/2031	17,705	16,079
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/2045	33,200	29,265
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	1,080	1,125
	UL Solutions Inc.	6.500%	10/20/2028	12,130	12,814
	Union Pacific Corp.	2.800%	2/14/2032	2,135	1,960
	Union Pacific Corp.	3.375%	2/14/2042	14,380	11,301
	Union Pacific Corp.	3.250%	2/5/2050	3,049	2,107
	Union Pacific Corp.	5.600%	12/1/2054	2,200	2,191
	Union Pacific Corp.	3.550%	5/20/2061	10,000	6,692
	Union Pacific Corp.	3.750%	2/5/2070	19,165	12,937
[2]	United Airlines Pass Through Trust Class B Series 2018-1	4.600%	9/1/2027	2,721	2,720
	Waste Connections Inc.	5.250%	9/1/2035	7,055	7,304
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	6,495	6,643
					735,400
Materials (0.5%)
[4]	Anglo American Capital plc	2.625%	9/10/2030	9,275	8,550
	CRH SMW Finance DAC	5.125%	1/9/2030	21,335	21,987
	Glencore Canada Corp.	6.200%	6/15/2035	3,537	3,758
[4]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	2,466	2,551
[4]	Glencore Funding LLC	4.875%	3/12/2029	5,855	5,945
[4]	Glencore Funding LLC	5.371%	4/4/2029	31,893	32,901
[4]	Glencore Funding LLC	5.186%	4/1/2030	10,705	10,981
[4]	Glencore Funding LLC	6.375%	10/6/2030	24,196	26,042
[4]	Glencore Funding LLC	2.625%	9/23/2031	8,510	7,662
[4]	Glencore Funding LLC	5.700%	5/8/2033	4,685	4,933
[4]	Glencore Funding LLC	6.500%	10/6/2033	23,895	26,369
[4]	Glencore Funding LLC	5.634%	4/4/2034	21,920	22,893
[4]	Glencore Funding LLC	5.673%	4/1/2035	16,275	16,995
[4]	Glencore Funding LLC	3.875%	4/27/2051	2,150	1,589
[4]	Glencore Funding LLC	3.375%	9/23/2051	7,360	4,953
[4]	Glencore Funding LLC	5.893%	4/4/2054	21,160	21,040
[4]	Glencore Funding LLC	6.141%	4/1/2055	26,195	27,036
	Rio Tinto Finance USA plc	5.250%	3/14/2035	2,200	2,267
	Rio Tinto Finance USA plc	5.750%	3/14/2055	9,810	9,985
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,505	3,614
					262,051
Real Estate (1.7%)
	American Tower Corp.	3.800%	8/15/2029	22,126	21,785
	American Tower Corp.	5.000%	1/31/2030	2,520	2,581
[4]	American Tower Trust #1	5.490%	3/15/2053	67,325	68,452
	CBRE Services Inc.	4.900%	1/15/2033	3,610	3,626
	Cousins Properties LP	5.250%	7/15/2030	5,965	6,125
	Crown Castle Inc.	4.800%	9/1/2028	8,349	8,468
	Crown Castle Inc.	4.300%	2/15/2029	6,386	6,374
	Crown Castle Inc.	5.600%	6/1/2029	4,450	4,618
	Crown Castle Inc.	4.900%	9/1/2029	10,596	10,754
	Crown Castle Inc.	3.300%	7/1/2030	22,413	21,249
	Crown Castle Inc.	2.250%	1/15/2031	1,455	1,300
	Crown Castle Inc.	2.100%	4/1/2031	2,473	2,182
	Crown Castle Inc.	5.100%	5/1/2033	9,981	10,059
	Crown Castle Inc.	5.800%	3/1/2034	13,689	14,355
	Crown Castle Inc.	5.200%	9/1/2034	14,195	14,333
	CubeSmart LP	2.250%	12/15/2028	11,790	11,199
	DOC DR LLC	2.625%	11/1/2031	1,870	1,681
	Extra Space Storage LP	5.500%	7/1/2030	15,250	15,876
	Extra Space Storage LP	5.900%	1/15/2031	15,990	16,959
	Extra Space Storage LP	4.950%	1/15/2033	6,185	6,246
	GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	9,070	9,087
	GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	13,150	13,068
	Healthpeak OP LLC	2.125%	12/1/2028	29,850	28,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthpeak OP LLC	3.000%	1/15/2030	25,600	24,268
	Healthpeak OP LLC	4.750%	1/15/2033	22,450	22,311
	Kite Realty Group LP	5.200%	8/15/2032	2,580	2,638
	NNN REIT Inc.	5.500%	6/15/2034	17,654	18,273
	Prologis LP	4.750%	1/15/2031	19,430	19,859
	Prologis LP	5.250%	5/15/2035	31,475	32,456
[4]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	15,362	15,634
	Public Storage Operating Co.	5.100%	8/1/2033	5,980	6,193
	Realty Income Corp.	2.200%	6/15/2028	25,855	24,814
	Realty Income Corp.	4.700%	12/15/2028	26,960	27,485
	Realty Income Corp.	3.250%	1/15/2031	19,405	18,465
	Realty Income Corp.	2.850%	12/15/2032	24,565	22,037
	Realty Income Corp.	4.900%	7/15/2033	26,200	26,577
	Realty Income Corp.	5.125%	2/15/2034	15,836	16,228
	Realty Income Corp.	5.125%	4/15/2035	5,400	5,491
[4]	SBA Tower Trust	1.840%	4/15/2027	53,140	51,479
[4]	SBA Tower Trust	1.884%	7/15/2050	9,320	9,310
[4]	SBA Tower Trust	1.631%	5/15/2051	40,475	39,600
[4]	SBA Tower Trust	2.593%	10/15/2056	50,750	45,787
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/2030	23,670	23,733
	Simon Property Group LP	4.750%	9/26/2034	3,200	3,183
	Ventas Realty LP	5.000%	2/15/2036	21,140	21,004
	VICI Properties LP	4.950%	2/15/2030	3,655	3,698
	VICI Properties LP	5.125%	11/15/2031	3,200	3,240
	Welltower OP LLC	5.125%	7/1/2035	26,200	26,748
					809,070
Technology (2.1%)
	Apple Inc.	3.850%	5/4/2043	27,275	23,002
	Apple Inc.	3.450%	2/9/2045	4,035	3,131
	Apple Inc.	4.650%	2/23/2046	4,500	4,128
	Apple Inc.	3.850%	8/4/2046	36,510	29,606
	Apple Inc.	3.950%	8/8/2052	11,133	8,822
	Broadcom Inc.	4.750%	4/15/2029	1,870	1,905
	Broadcom Inc.	5.050%	7/12/2029	18,230	18,770
	Broadcom Inc.	4.350%	2/15/2030	16,530	16,638
	Broadcom Inc.	4.600%	7/15/2030	39,410	40,040
	Broadcom Inc.	4.150%	11/15/2030	4,670	4,650
	Broadcom Inc.	4.900%	7/15/2032	43,243	44,127
	Broadcom Inc.	2.600%	2/15/2033	26,170	23,054
	Broadcom Inc.	3.419%	4/15/2033	2,720	2,518
	Broadcom Inc.	3.469%	4/15/2034	20,074	18,336
	Broadcom Inc.	4.800%	2/15/2036	31,455	31,003
	Broadcom Inc.	3.500%	2/15/2041	3,825	3,115
	Cisco Systems Inc.	4.950%	2/26/2031	36,735	38,067
	Cisco Systems Inc.	5.050%	2/26/2034	19,250	19,811
	Cisco Systems Inc.	5.300%	2/26/2054	13,135	12,578
[4]	Foundry JV Holdco LLC	5.900%	1/25/2030	9,460	9,899
[4]	Foundry JV Holdco LLC	6.250%	1/25/2035	14,731	15,629
[4]	Foundry JV Holdco LLC	6.200%	1/25/2037	25,812	27,126
[4]	Foundry JV Holdco LLC	6.400%	1/25/2038	47,199	50,265
	Intel Corp.	2.000%	8/12/2031	1,260	1,105
	Intel Corp.	5.625%	2/10/2043	14,921	14,327
	Intel Corp.	4.100%	5/19/2046	17,674	13,509
	Intel Corp.	3.250%	11/15/2049	4,570	2,922
	Intel Corp.	3.200%	8/12/2061	16,360	9,349
	International Business Machines Corp.	3.500%	5/15/2029	85,623	83,918
	International Business Machines Corp.	4.150%	5/15/2039	37,985	33,882
	International Business Machines Corp.	5.700%	2/10/2055	43,333	42,658
	Intuit Inc.	5.200%	9/15/2033	42,045	43,918
	KLA Corp.	4.950%	7/15/2052	25,665	23,283
	Micron Technology Inc.	4.663%	2/15/2030	8,632	8,729
	Micron Technology Inc.	5.650%	11/1/2032	5,400	5,678
	Microsoft Corp.	2.525%	6/1/2050	152,183	92,886
	QUALCOMM Inc.	2.150%	5/20/2030	44,450	40,942
	QUALCOMM Inc.	4.500%	5/20/2030	10,265	10,436
	QUALCOMM Inc.	5.000%	5/20/2035	19,310	19,600
	QUALCOMM Inc.	4.800%	5/20/2045	5,070	4,636
	QUALCOMM Inc.	4.500%	5/20/2052	12,005	10,141
	Synopsys Inc.	4.850%	4/1/2030	30,320	30,950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synopsys Inc.	5.000%	4/1/2032	33,115	33,807
	Teledyne Technologies Inc.	2.250%	4/1/2028	18,390	17,678
					990,574
Utilities (6.6%)
	AEP Texas Inc.	4.150%	5/1/2049	4,750	3,650
	AEP Texas Inc.	3.450%	1/15/2050	14,090	9,614
	AEP Transmission Co. LLC	4.500%	6/15/2052	14,190	12,018
	AEP Transmission Co. LLC	5.400%	3/15/2053	1,870	1,819
	Alabama Power Co.	5.100%	4/2/2035	4,555	4,664
	Alabama Power Co.	5.200%	6/1/2041	3,365	3,298
	Alabama Power Co.	4.100%	1/15/2042	5,595	4,738
	Alabama Power Co.	3.750%	3/1/2045	20,255	15,929
	Alabama Power Co.	4.300%	7/15/2048	27,790	23,079
	Ameren Illinois Co.	3.800%	5/15/2028	22,365	22,299
	Ameren Illinois Co.	3.700%	12/1/2047	5,085	3,883
[2]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2041	12,092	12,185
	American Water Capital Corp.	2.950%	9/1/2027	20,245	19,949
	American Water Capital Corp.	4.450%	6/1/2032	14,030	14,046
	American Water Capital Corp.	3.750%	9/1/2047	1,495	1,148
	American Water Capital Corp.	4.200%	9/1/2048	29,696	24,140
	American Water Capital Corp.	4.150%	6/1/2049	885	714
	American Water Capital Corp.	3.450%	5/1/2050	4,430	3,154
	Arizona Public Service Co.	6.350%	12/15/2032	5,740	6,267
	Arizona Public Service Co.	3.350%	5/15/2050	10,651	7,280
	Arizona Public Service Co.	5.900%	8/15/2055	11,275	11,468
	Atmos Energy Corp.	5.000%	12/15/2054	14,265	12,966
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	9,820	6,291
[4]	Basin Electric Power Cooperative	5.850%	10/15/2055	9,095	8,906
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	25,332	27,511
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	865	926
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	10,725	10,283
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	32,020	25,608
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	240	202
[4]	Boston Gas Co.	3.150%	8/1/2027	8,010	7,904
[4]	Boston Gas Co.	3.001%	8/1/2029	5,700	5,448
[4]	Boston Gas Co.	3.757%	3/16/2032	13,050	12,365
[4]	Brooklyn Union Gas Co.	4.273%	3/15/2048	34,556	27,581
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	13,345	13,641
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	24,500	25,107
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	9,123	9,107
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	28,787	29,871
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	2,250	2,321
	CenterPoint Energy Resources Corp.	6.625%	11/1/2037	4,406	4,861
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	13,465	12,676
	Cleco Securitization I LLC	4.646%	9/1/2044	26,300	25,279
	Commonwealth Edison Co.	4.350%	11/15/2045	11,990	10,170
	Commonwealth Edison Co.	3.650%	6/15/2046	4,680	3,566
	Commonwealth Edison Co.	3.750%	8/15/2047	5,000	3,812
	Commonwealth Edison Co.	4.000%	3/1/2048	9,180	7,282
	Commonwealth Edison Co.	3.850%	3/15/2052	3,365	2,517
	Consolidated Edison Co of New York Inc.	5.750%	11/15/2055	7,880	7,866
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	9,500	10,102
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	45,000	50,008
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,000	3,483
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	30,855	26,539
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	2,752	2,156
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	32,238	21,403
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	14,115	11,892
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	29,432	24,098
	Consumers Energy Co.	4.200%	9/1/2052	16,077	12,921
	Dominion Energy Inc.	4.600%	5/15/2028	20,725	20,974
	Dominion Energy Inc.	4.900%	8/1/2041	18,362	16,936
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	4,832	5,380
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	1,446	1,505
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	23,085	24,844
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	9,627	9,707
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	6,830	6,127
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	25,065	22,227
	DTE Energy Co.	4.950%	7/1/2027	17,300	17,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Energy Co.	5.200%	4/1/2030	16,810	17,353
	Duke Energy Carolinas LLC	6.000%	12/1/2028	7,190	7,587
	Duke Energy Carolinas LLC	4.950%	1/15/2033	4,851	4,998
	Duke Energy Carolinas LLC	6.100%	6/1/2037	17,410	18,758
	Duke Energy Carolinas LLC	6.050%	4/15/2038	4,000	4,323
	Duke Energy Carolinas LLC	4.250%	12/15/2041	6,375	5,602
	Duke Energy Carolinas LLC	4.000%	9/30/2042	5,205	4,369
	Duke Energy Carolinas LLC	3.700%	12/1/2047	17,220	13,016
	Duke Energy Carolinas LLC	5.350%	1/15/2053	36,625	35,111
	Duke Energy Carolinas NC Storm Funding II LLC	5.070%	1/1/2048	27,745	27,460
	Duke Energy Corp.	3.400%	6/15/2029	11,420	11,149
	Duke Energy Corp.	4.500%	8/15/2032	3,825	3,814
	Duke Energy Corp.	4.950%	9/15/2035	13,955	13,842
	Duke Energy Corp.	3.300%	6/15/2041	36,075	27,780
	Duke Energy Corp.	4.800%	12/15/2045	37,600	33,325
	Duke Energy Corp.	3.750%	9/1/2046	18,040	13,656
	Duke Energy Corp.	4.200%	6/15/2049	13,960	10,978
	Duke Energy Corp.	5.000%	8/15/2052	13,810	12,175
	Duke Energy Florida LLC	3.400%	10/1/2046	1,870	1,361
	Duke Energy Florida LLC	5.950%	11/15/2052	11,095	11,466
	Duke Energy Progress LLC	3.400%	4/1/2032	38,235	36,175
	Duke Energy Progress LLC	5.050%	3/15/2035	15,000	15,266
	Duke Energy Progress LLC	6.300%	4/1/2038	1,625	1,800
	Duke Energy Progress LLC	4.100%	3/15/2043	6,221	5,243
	Duke Energy Progress LLC	4.200%	8/15/2045	61,923	51,455
	Duke Energy Progress LLC	2.500%	8/15/2050	2,455	1,430
	Duke Energy Progress LLC	2.900%	8/15/2051	2,503	1,574
	Duke Energy Progress LLC	4.000%	4/1/2052	9,770	7,565
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	34,240	29,408
	Duke Energy Progress NC Storm Funding LLC	4.890%	1/1/2048	28,300	27,987
[4]	East Ohio Gas Co.	2.000%	6/15/2030	13,440	12,153
[4]	East Ohio Gas Co.	3.000%	6/15/2050	19,575	12,448
	Emera US Finance LP	3.550%	6/15/2026	23,660	23,589
[4]	Enel Finance International NV	4.125%	9/30/2028	9,545	9,529
[4]	Enel Finance International NV	4.375%	9/30/2030	24,890	24,794
[4]	Enel Finance International NV	5.000%	9/30/2035	8,720	8,661
[4]	Enel Finance International NV	5.750%	9/30/2055	39,880	38,864
	Entergy Louisiana LLC	3.120%	9/1/2027	10,065	9,949
	Evergy Metro Inc.	2.250%	6/1/2030	8,520	7,856
	Evergy Metro Inc.	4.200%	3/15/2048	3,282	2,681
	Eversource Energy	3.300%	1/15/2028	12,390	12,168
	Eversource Energy	5.450%	3/1/2028	24,455	25,072
	Eversource Energy	5.950%	2/1/2029	2,500	2,613
	Eversource Energy	4.250%	4/1/2029	2,181	2,176
	Eversource Energy	1.650%	8/15/2030	2,500	2,207
	Eversource Energy	4.450%	12/15/2030	4,965	4,939
	Eversource Energy	3.375%	3/1/2032	14,435	13,354
	Exelon Corp.	3.350%	3/15/2032	32,015	29,938
	FirstEnergy Corp.	2.650%	3/1/2030	3,655	3,408
	FirstEnergy Corp.	2.250%	9/1/2030	11,799	10,685
	FirstEnergy Corp.	4.850%	7/15/2047	3,185	2,803
	FirstEnergy Corp.	3.400%	3/1/2050	1,870	1,291
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	1,915	1,954
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	6,851	6,852
	Florida Power & Light Co.	6.200%	6/1/2036	12,452	13,583
	Florida Power & Light Co.	5.690%	3/1/2040	3,254	3,421
	Florida Power & Light Co.	5.250%	2/1/2041	29,745	29,644
	Florida Power & Light Co.	4.125%	2/1/2042	20,000	17,390
	Florida Power & Light Co.	3.700%	12/1/2047	18,970	14,569
	Fortis Inc.	3.055%	10/4/2026	44,365	44,016
	Georgia Power Co.	4.850%	3/15/2031	11,510	11,808
	Georgia Power Co.	4.700%	5/15/2032	30,600	31,041
	Georgia Power Co.	4.950%	5/17/2033	20,850	21,273
	Georgia Power Co.	5.250%	3/15/2034	12,965	13,388
	Georgia Power Co.	5.200%	3/15/2035	23,590	24,217
	Georgia Power Co.	4.750%	9/1/2040	34,725	32,960
	Georgia Power Co.	4.300%	3/15/2042	32,262	28,210
	Georgia Power Co.	3.700%	1/30/2050	9,335	6,968
	Georgia Power Co.	5.125%	5/15/2052	31,780	29,611
	Indiana Michigan Power Co.	4.250%	8/15/2048	14,590	11,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jersey Central Power & Light Co.	5.100%	1/15/2035	17,080	17,286
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	17,501	16,762
[4]	KeySpan Gas East Corp.	2.742%	8/15/2026	37,580	37,224
[4]	KeySpan Gas East Corp.	5.819%	4/1/2041	5,060	5,050
[4]	Massachusetts Electric Co.	1.729%	11/24/2030	990	867
	MidAmerican Energy Co.	5.750%	11/1/2035	9,925	10,574
	MidAmerican Energy Co.	4.400%	10/15/2044	1,110	956
	MidAmerican Energy Co.	4.250%	5/1/2046	14,675	12,272
	MidAmerican Energy Co.	4.250%	7/15/2049	1,100	900
	MidAmerican Energy Co.	3.150%	4/15/2050	37,370	25,313
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	3,400	3,403
	Mississippi Power Co.	4.250%	3/15/2042	5,919	5,075
[4]	Monongahela Power Co.	5.400%	12/15/2043	4,320	4,213
	Nevada Power Co.	3.125%	8/1/2050	15,175	9,865
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	37,780	37,794
[4]	Niagara Mohawk Power Corp.	4.647%	10/3/2030	2,500	2,515
	NiSource Inc.	5.250%	3/30/2028	19,598	20,100
	NiSource Inc.	5.250%	2/15/2043	13,546	12,989
	NiSource Inc.	4.800%	2/15/2044	9,995	8,986
	NiSource Inc.	5.000%	6/15/2052	22,475	19,907
	NiSource Inc.	5.850%	4/1/2055	7,275	7,245
	Northern States Power Co.	2.250%	4/1/2031	4,915	4,464
[2,4,6]	Oglethorpe Power Corp.	6.191%	1/1/2031	26,640	28,099
	Oglethorpe Power Corp.	5.950%	11/1/2039	5,145	5,374
	Oglethorpe Power Corp.	4.550%	6/1/2044	1,835	1,537
	Oglethorpe Power Corp.	4.250%	4/1/2046	20,029	15,764
	Oglethorpe Power Corp.	5.800%	6/1/2054	4,625	4,512
[4]	Ohio Edison Co.	4.950%	12/15/2029	5,915	6,047
	Oklahoma Gas & Electric Co.	6.500%	4/15/2028	10,000	10,428
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	7,625	7,462
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	27,670	27,659
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	11,325	11,201
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	3,275	2,964
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	23,765	14,165
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	26,785	22,567
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	13,940	12,408
	Pacific Gas & Electric Co.	6.950%	3/15/2034	17,510	19,486
	Pacific Gas & Electric Co.	5.800%	5/15/2034	3,965	4,121
	Pacific Gas & Electric Co.	4.600%	6/15/2043	4,936	4,119
	Pacific Gas & Electric Co.	4.750%	2/15/2044	7,611	6,431
	Pacific Gas & Electric Co.	4.300%	3/15/2045	11,823	9,380
	Pacific Gas & Electric Co.	4.950%	7/1/2050	5,238	4,429
	Pacific Gas & Electric Co.	6.750%	1/15/2053	6,440	6,847
	PECO Energy Co.	4.600%	5/15/2052	16,875	14,334
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	3,573	2,977
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	16,435	11,994
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	10,355	9,187
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	26,060	25,220
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	23,790	22,151
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	10,000	8,937
	Potomac Electric Power Co.	6.500%	11/15/2037	8,000	8,978
	Public Service Co. of New Hampshire	5.350%	10/1/2033	1,870	1,951
	Public Service Co. of Oklahoma	5.450%	1/15/2036	28,970	29,715
	Public Service Electric & Gas Co.	3.100%	3/15/2032	13,910	12,901
	Public Service Electric & Gas Co.	5.050%	3/1/2035	19,940	20,369
	Public Service Electric & Gas Co.	5.500%	3/1/2055	13,425	13,178
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	15,080	15,507
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	9,680	10,006
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	2,200	2,262
	Puget Sound Energy Inc.	4.434%	11/15/2041	19,880	17,237
	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,915	4,387
	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,620	4,282
	San Diego Gas & Electric Co.	4.150%	5/15/2048	1,505	1,209
	San Diego Gas & Electric Co.	3.700%	3/15/2052	43,105	31,310
	San Diego Gas & Electric Co.	5.350%	4/1/2053	22,655	21,416
[2]	SCE Recovery Funding LLC	0.861%	11/15/2033	6,331	5,706
	SCE Recovery Funding LLC	1.942%	5/15/2040	3,915	3,041
	SCE Recovery Funding LLC	2.510%	11/15/2043	3,545	2,399
	Sempra	3.700%	4/1/2029	5,190	5,108
	Sempra	3.800%	2/1/2038	20,000	17,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra	6.000%	10/15/2039	21,184	22,070
	Southern California Edison Co.	5.150%	6/1/2029	28,620	29,260
	Southern California Edison Co.	5.450%	6/1/2031	9,980	10,327
	Southern California Edison Co.	5.450%	3/1/2035	41,361	41,951
	Southern California Edison Co.	5.750%	4/1/2035	5,000	5,171
	Southern California Edison Co.	5.350%	7/15/2035	3,395	3,414
	Southern California Edison Co.	6.050%	3/15/2039	3,995	4,087
	Southern California Edison Co.	4.500%	9/1/2040	5,150	4,506
	Southern California Edison Co.	4.050%	3/15/2042	17,788	14,153
	Southern California Edison Co.	3.900%	3/15/2043	8,782	6,735
	Southern California Edison Co.	4.650%	10/1/2043	7,504	6,377
	Southern California Edison Co.	3.600%	2/1/2045	8,160	5,867
	Southern California Edison Co.	4.000%	4/1/2047	3,675	2,759
	Southern California Edison Co.	4.125%	3/1/2048	4,656	3,532
	Southern California Edison Co.	4.875%	3/1/2049	3,085	2,586
	Southern California Edison Co.	3.650%	2/1/2050	25,325	17,669
	Southern California Edison Co.	5.700%	3/1/2053	5,482	5,088
	Southern California Edison Co.	5.875%	12/1/2053	7,747	7,421
	Southern California Edison Co.	5.900%	3/1/2055	14,241	13,712
	Southern California Edison Co.	6.200%	9/15/2055	22,780	22,872
	Southern California Gas Co.	6.350%	11/15/2052	14,830	16,033
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	4,235	4,491
	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	4,740	4,776
	Southern Co. Gas Capital Corp.	4.400%	7/1/2046	25,160	21,232
	Southwest Gas Corp.	2.200%	6/15/2030	9,465	8,602
	Southwestern Electric Power Co.	6.200%	3/15/2040	9,800	10,407
	Southwestern Public Service Co.	3.700%	8/15/2047	3,790	2,843
	Tampa Electric Co.	4.900%	3/1/2029	7,195	7,348
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2044	39,050	38,355
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2048	18,750	17,699
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2052	17,590	16,691
[4]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	5,830	5,988
	Tucson Electric Power Co.	5.500%	4/15/2053	6,980	6,703
	Tucson Electric Power Co.	5.900%	4/15/2055	5,310	5,405
	Union Electric Co.	4.000%	4/1/2048	14,942	11,868
	Union Electric Co.	3.900%	4/1/2052	13,335	10,177
	Virginia Electric & Power Co.	3.500%	3/15/2027	40,765	40,581
	Virginia Electric & Power Co.	5.150%	3/15/2035	8,530	8,683
	Virginia Electric & Power Co.	4.900%	9/15/2035	12,905	12,851
	Virginia Electric & Power Co.	6.000%	5/15/2037	9,435	10,141
	Virginia Electric & Power Co.	5.650%	3/15/2055	8,375	8,201
	Virginia Electric & Power Co.	5.600%	9/15/2055	33,820	32,857
	Wisconsin Electric Power Co.	5.700%	12/1/2036	13,825	14,754
					3,215,083
Total Corporate Bonds (Cost $22,159,183)					21,066,018
Sovereign Bonds (0.5%)
[4]	Government of Bermuda	2.375%	8/20/2030	18,405	16,697
[4]	Government of Bermuda	3.375%	8/20/2050	7,115	4,918
[4]	Kingdom of Saudi Arabia	5.375%	1/13/2031	20,450	21,390
[4]	Kingdom of Saudi Arabia	5.000%	1/18/2053	8,699	7,719
[4]	Kingdom of Saudi Arabia	5.750%	1/16/2054	6,609	6,506
[4]	OMERS Finance Trust	4.000%	4/20/2028	17,930	18,026
	Republic of Chile	2.550%	7/27/2033	37,110	32,138
	Republic of Chile	3.500%	1/31/2034	19,975	18,347
	Republic of Chile	3.500%	4/15/2053	22,895	16,403
	State of Israel	5.375%	3/12/2029	31,735	32,624
	State of Israel	5.500%	3/12/2034	18,085	18,717
	State of Israel	5.750%	3/12/2054	57,000	54,606
	United Mexican States	6.338%	5/4/2053	8,080	7,689
	United Mexican States	6.400%	5/7/2054	15,851	15,216
Total Sovereign Bonds (Cost $286,494)					270,996
Taxable Municipal Bonds (3.2%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/2037	1,500	1,219
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	4,670	4,926
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	24,800	28,318
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/2043	10,070	8,529
	California GO	7.500%	4/1/2034	5,845	6,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	7.300%	10/1/2039	38,580	44,898
	California GO	5.875%	10/1/2041	26,725	27,950
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/2037	6,305	6,023
	California State University College & University Revenue	2.719%	11/1/2052	7,175	4,701
	California State University College & University Revenue	2.939%	11/1/2052	15,330	10,248
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	54,512	61,147
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	27,857	31,270
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	3,999	3,998
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/2040	7,770	6,337
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/2046	10,280	7,443
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/2051	4,680	3,838
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	18,505	15,955
	Duke University College & University Revenue	5.850%	4/1/2037	62,165	67,883
[6]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/2053	11,260	8,729
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	68,501	74,080
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/2034	1,545	1,374
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/2042	1,150	900
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	7,010	6,365
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	50,000	34,633
	Houston TX GO	6.290%	3/1/2032	10,225	10,873
	Illinois GO	5.100%	6/1/2033	248,973	255,165
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	16,525	17,547
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	90	76
	JobsOhio Beverage System Miscellaneous Revenue, ETM	2.833%	1/1/2038	5,245	4,412
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/2045	38,405	37,953
[7]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/2051	15,160	10,835
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	18,170	18,728
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/2043	11,000	11,486
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	10,555	10,136
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	15,000	15,633
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	2,135	2,510
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/2040	13,850	15,457
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	2,955	2,728
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	11,385	10,418
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	9,215	7,549
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	28,975	34,728
	New York NY GO	4.610%	9/1/2037	25,165	24,576
	New York NY GO	5.094%	10/1/2049	16,240	15,279
	New York NY GO	5.114%	10/1/2054	7,665	7,173
	New York NY GO	5.935%	2/1/2055	4,085	4,274
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	15,100	16,602
[8]	Oregon School Boards Association GO	4.759%	6/30/2028	6,178	6,231
[7]	Oregon State University College & University Revenue	3.424%	3/1/2060	31,000	21,770
[9]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/2028	64,830	68,932
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/2040	35	37
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/2053	34,450	32,689
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	16,940	10,891
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	53,000	44,410
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	10,910	9,769
	Riverside CA General Fund Revenue	3.857%	6/1/2045	12,905	11,238
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	9,875	9,346
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/2042	20,635	16,967
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.469%	2/1/2045	11,450	11,499
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.569%	2/1/2050	25,430	25,265
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	33,175	32,182
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/2030	7,275	7,444
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/2035	11,555	11,862
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	10,206	10,409
	University of California College & University Revenue	1.316%	5/15/2027	7,795	7,544
	University of California College & University Revenue	3.931%	5/15/2045	18,275	16,918
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/2032	17,270	17,129
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	10,665	11,392
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	15,790	16,850
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	14,850	9,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	45,480	39,383
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/2060	27,700	17,958
	University of Michigan College & University Revenue	2.562%	4/1/2050	17,168	10,788
	University of Michigan College & University Revenue	3.504%	4/1/2052	14,470	10,737
	University of Minnesota College & University Revenue	4.048%	4/1/2052	26,315	21,186
	Wisconsin Appropriations Revenue	3.954%	5/1/2036	20,825	19,782
Total Taxable Municipal Bonds (Cost $1,656,991)					1,532,245
				Shares
Common Stocks (37.5%)
Communication Services (0.8%)
		T-Mobile US Inc.		1,544,637	313,623
		Walt Disney Co.		530,826	60,392
					374,015
Consumer Discretionary (1.9%)
		Industria de Diseno Textil SA		3,482,910	229,749
		Darden Restaurants Inc.		1,126,984	207,388
		Dick's Sporting Goods Inc.		1,031,972	204,299
		Tractor Supply Co.		2,816,493	140,853
		NIKE Inc. Class B		2,013,581	128,285
					910,574
Consumer Staples (3.3%)
[10]		Unilever plc ADR		5,078,003	332,102
		Keurig Dr Pepper Inc.		10,999,697	308,102
		Archer-Daniels-Midland Co.		4,518,400	259,763
		Philip Morris International Inc.		1,403,249	225,081
		Kimberly-Clark Corp.		1,798,962	181,497
		Constellation Brands Inc. Class A		1,239,275	170,970
		Pernod Ricard SA		1,486,625	127,294
					1,604,809
Energy (2.9%)
		ConocoPhillips		4,100,222	383,822
		Coterra Energy Inc.		10,096,181	265,731
		EQT Corp.		4,172,440	223,643
		Targa Resources Corp.		1,206,412	222,583
		Williams Cos. Inc.		3,698,866	222,339
		Marathon Petroleum Corp.		587,883	95,607
					1,413,725
Financials (7.8%)
		Bank of America Corp.		9,282,382	510,531
		JPMorgan Chase & Co.		1,109,212	357,410
		Morgan Stanley		1,658,982	294,519
		M&T Bank Corp.		1,382,582	278,563
		Marsh & McLennan Cos. Inc.		1,484,260	275,360
		Progressive Corp.		1,189,954	270,976
		American International Group Inc.		2,834,084	242,456
		Regions Financial Corp.		8,323,095	225,556
		Huntington Bancshares Inc.		12,868,115	223,262
		Nasdaq Inc.		1,970,184	191,364
		Raymond James Financial Inc.		1,060,384	170,287
		Equitable Holdings Inc.		3,528,955	168,155
		CME Group Inc.		603,292	164,747
		Ares Management Corp. Class A		977,681	158,022
		TPG Inc.		2,220,992	141,788
		PNC Financial Services Group Inc.		516,467	107,802
					3,780,798
Health Care (6.1%)
		Merck & Co. Inc.		5,316,172	559,580
		Johnson & Johnson		2,239,877	463,543
		UnitedHealth Group Inc.		1,037,045	342,339
		Gilead Sciences Inc.		2,211,511	271,441
		Elevance Health Inc.		618,215	216,715
		Roche Holding AG		482,374	199,206
		Pfizer Inc.		7,892,907	196,533

				Shares	Market Value ($000)
		AstraZeneca plc ADR		2,065,750	189,904
		Zoetis Inc.		1,480,526	186,280
		Becton Dickinson & Co.		950,780	184,518
		CVS Health Corp.		2,080,235	165,088
					2,975,147
Industrials (4.1%)
		PACCAR Inc.		2,659,521	291,244
		Ferguson Enterprises Inc.		1,236,091	275,191
		Honeywell International Inc.		1,402,782	273,669
		Emerson Electric Co.		1,811,714	240,451
		L3Harris Technologies Inc.		699,570	205,373
		Johnson Controls International plc		1,527,672	182,939
		IDEX Corp.		1,020,830	181,646
		Automatic Data Processing Inc.		688,997	177,231
		Eaton Corp. plc		457,591	145,747
					1,973,491
Information Technology (4.5%)
		Broadcom Inc.		2,832,099	980,190
		Cisco Systems Inc.		4,269,378	328,870
		NXP Semiconductors NV		1,174,424	254,921
		Accenture plc Class A		841,895	225,880
		TE Connectivity plc		987,588	224,686
		NetApp Inc.		1,624,328	173,949
					2,188,496
Materials (1.5%)
		PPG Industries Inc.		2,255,094	231,057
		Freeport-McMoRan Inc.		4,105,165	208,501
		Avery Dennison Corp.		1,093,953	198,968
		Nutrien Ltd.		1,535,012	94,741
					733,267
Real Estate (1.3%)
		Crown Castle Inc.		2,968,452	263,806
		Weyerhaeuser Co.		7,856,379	186,118
		Gaming & Leisure Properties Inc.		4,086,544	182,628
					632,552
Utilities (3.3%)
		PPL Corp.		8,051,687	281,970
		American Electric Power Co. Inc.		2,402,519	277,034
		Dominion Energy Inc.		4,603,282	269,706
		Sempra		2,650,020	233,970
		Atmos Energy Corp.		1,092,511	183,138
		American Water Works Co. Inc.		1,394,908	182,036
		WEC Energy Group Inc.		1,427,923	150,589
					1,578,443
Total Common Stocks (Cost $13,792,705)					18,165,317
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.0%)
[11,12]	Vanguard Market Liquidity Fund	3.780%		28,137	2,814
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.7%)
	Bank of America Securities, LLC (Dated 12/31/2025, Repurchase Value $11,502, collateralized by U.S. Treasury and Government Agency Obligations 3.500%–5.500%, 1/31/2032–11/20/2055, with a value of $11,730)	3.850%	1/2/2026	11,500	11,500
	Bank of America Securities, LLC (Dated 12/31/2025, Repurchase Value $20,004, collateralized by U.S. Treasury Obligations 3.375%–4.250%, 12/31/2027–5/15/2035, with a value of $20,400)	3.850%	1/2/2026	20,000	20,000
	Bank of America Securities, LLC (Dated 12/31/2025, Repurchase Value $20,004, collateralized by U.S. Government Agency Obligations 6.500%, 12/1/20253, with a value of $20,400)	3.840%	1/2/2026	20,000	20,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Deutsche Bank Securities, Inc. (Dated 12/31/2025, Repurchase Value $12,703, collateralized by U.S. Treasury Obligations 4.000%, 11/15/2052, with a value of $12,954)	3.840%	1/2/2026	12,700	12,700
HSBC Bank USA (Dated 12/31/2025, Repurchase Value $39,408, collateralized by U.S. Treasury Obligations 1.500%–7.000%, 4/1/2029–11/1/2055, with a value of $40,188)	3.840%	1/2/2026	39,400	39,400
JP Morgan Securities, LLC (Dated 12/31/2025, Repurchase Value $20,004, collateralized by U.S. Treasury Obligations 0.000%, 1/22/2026, with a value of $20,400)	3.820%	1/2/2026	20,000	20,000
JP Morgan Securities, LLC (Dated 12/31/2025, Repurchase Value $25,905, collateralized by U.S. Treasury Obligations 1.875%, 2/15/2051, with a value of $26,418)	3.820%	1/2/2026	25,900	25,900
Natixis SA (Dated 12/31/2025, Repurchase Value $39,408, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 4/16/2026–11/15/2054, with a value of $40,188)	3.840%	1/2/2026	39,400	39,400
NatWest Markets plc (Dated 12/31/2025, Repurchase Value $14,903, collateralized by U.S. Treasury Obligations 3.625%, 8/31/2029, with a value of $15,198)	3.850%	1/2/2026	14,900	14,900
Nomura International plc (Dated 12/31/2025, Repurchase Value $11,202, collateralized by U.S. Treasury Obligations 0.500%–4.625%, 11/15/2026–11/15/2055, with a value of $11,430)	3.820%	1/2/2026	11,200	11,200
Nomura International plc (Dated 12/31/2025, Repurchase Value $44,009, collateralized by U.S. Treasury Obligations 0.000%–4.125%, 4/28/2026–10/31/2026, with a value of $44,880)	3.820%	1/2/2026	44,000	44,000
RBC Capital Markets LLC (Dated 12/31/2025, Repurchase Value $16,703, collateralized by U.S. Treasury Obligations 0.000%–3.625%, 2/3/2026–2/15/2053, with a value of $17,034)	3.740%	1/2/2026	16,700	16,700
Societe Generale (Dated 12/31/2025, Repurchase Value $39,308, collateralized by U.S. Treasury Obligations 0.625%–6.625%, 7/31/2026–11/15/2034, with a value of $40,086)	3.820%	1/2/2026	39,300	39,300
				315,000
Total Temporary Cash Investments (Cost $317,809)				317,814
Total Investments (99.5%) (Cost $45,072,788)				48,171,513
Other Assets and Liabilities—Net (0.5%)				240,473
Net Assets (100%)				48,411,986
Cost is in $000.
1	Securities with a value of $6,429 have been segregated as collateral for open over-the-counter swap contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $6,622,164, representing 13.7% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,740.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Collateral of $2,807 was received for securities on loan.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	5/11/2026	CITNA	65,545	(3.894)	—	(6,910)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at December 31, 2025.
E.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,995,658	—	5,995,658
Asset-Backed/Commercial Mortgage-Backed Securities	—	823,465	—	823,465
Corporate Bonds	—	21,066,018	—	21,066,018
Sovereign Bonds	—	270,996	—	270,996
Taxable Municipal Bonds	—	1,532,245	—	1,532,245
Common Stocks	17,609,068	556,249	—	18,165,317
Temporary Cash Investments	2,814	315,000	—	317,814
Total	17,611,882	30,559,631	—	48,171,513
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(6,910)	—	(6,910)